United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/18

Date of Reporting Period: Six months ended 04/30/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2018
Share Class | Ticker	A | KAUAX	B | KAUBX	C | KAUCX
	R | KAUFX	Institutional | KAUIX

Federated Kaufmann Fund
Successor to the Kaufmann Fund, Inc., with performance history since February 21, 1986

A Portfolio of Federated Equity Funds
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2017 through April 30, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2018, the Fund's sector composition1 was follows:
Sector Composition	Percentage of Total Net Assets
Health Care	31.4%
Information Technology	25.4%
Industrials	10.1%
Consumer Discretionary	8.4%
Financials	6.4%
Materials	2.5%
Real Estate	2.0%
Consumer Staples	0.6%
Energy	0.6%
Securities Lending Collateral[2]	12.0%
Cash Equivalents[3]	13.0%
Other Assets and Liabilities—Net[4]	(12.4)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2018 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—87.2%
		Consumer Discretionary—8.4%
42,900	[1]	Amazon.com, Inc.	$67,186,977
11,240	[1,2]	Booking Holdings, Inc.	24,480,720
200,000	[2]	Ctrip.com International Ltd., ADR	8,180,000
1,338,000	[1,2]	Floor & Decor Holdings, Inc.	74,379,420
948,750	[1]	GreenTree Hospitality Group Ltd., ADR	10,436,250
412,700		Hilton Worldwide Holdings, Inc.	32,537,268
1,430,000	[1,2]	Hudson Ltd.	21,206,900
450,000	[1,2]	JD.com, Inc., ADR	16,429,500
800,000		Las Vegas Sands Corp.	58,664,000
446,000		Moncler S.p.A	20,119,458
35,307,000		NagaCorp Limited	36,573,197
3,500,000		Samsonite International SA	15,856,844
500,000	[2]	Six Flags Entertainment Corp.	31,620,000
530,000		Starbucks Corp.	30,512,100
145,000	[2]	Vail Resorts, Inc.	33,249,950
600,000	[2]	Wingstop, Inc.	29,316,000
		TOTAL	510,748,584
		Consumer Staples—0.6%
150,000		Constellation Brands, Inc., Class A	34,969,500
		Energy—0.6%
1,215,000		US Silica Holdings, Inc.	36,583,650
		Financials—6.4%
250,000		Affiliated Managers Group	41,215,000
1,000,000		Ares Management LP	22,000,000
1,000,000		Bank of New York Mellon Corp.	54,510,000
215,000		BlackRock, Inc.	112,122,500
1,143,800		Chimera Investment Corp.	20,005,062
1	[1,3,4]	FA Private Equity Fund IV LP	540,597
5,125,000		FinecoBank Banca Fineco SPA	60,946,634
865,685		Hamilton Lane, Inc.	36,228,917
1	[1,3,4]	Infrastructure Fund	0
2,705,000		Mediobanca Spa	32,816,149
800,000	[1,2]	Qudian, Inc., ADR	7,920,000
		TOTAL	388,304,859
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—31.2%
300,000		Agilent Technologies, Inc.	$19,722,000
232,600	[1]	Albireo Pharma, Inc.	7,110,582
160,000	[1]	Align Technology, Inc.	39,976,000
850,000	[1,2]	Amphastar Pharmaceuticals, Inc.	16,226,500
268,200	[1,2]	AnaptysBio, Inc.	25,151,796
1	[3,4]	Apollo Investment Fund V	155,414
1,793,314	[1]	arGEN-x N.V.	157,278,031
685,100	[1]	Argenx SE, ADR	60,028,462
401,500	[1,2]	Atara Biotherapeutics, Inc.	16,200,525
6,978,566	[1,4]	BioNano Genomics, Inc.	0
960,000	[1]	Boston Scientific Corp.	27,571,200
525,000	[1,2]	CRISPR Therapeutics AG	24,601,500
1,340,500	[1]	Calithera Biosciences, Inc.	8,244,075
540,000	[1]	Clementia Pharmaceuticals, Inc.	8,785,800
5,180,000	[1]	ContraFect Corp.	7,821,800
11,756,795	[1]	Corcept Therapeutics, Inc.	196,103,341
625,000		Danaher Corp.	62,700,000
227,985	[1,2]	Dexcom, Inc.	16,683,942
8,829,511	[1,2,4]	Dyax Corp.	21,367,417
1,900,000	[1]	Dynavax Technologies Corp.	32,205,000
200,000	[1,2]	Editas Medicine, Inc.	6,280,000
230,000	[1]	Edwards Lifesciences Corp.	29,292,800
255,000	[1,2]	GW Pharmaceuticals PLC, ADR	33,892,050
510,000	[1]	Galapagos NV	45,706,168
802,956	[1,2]	Galapagos NV, ADR	71,567,468
300,000	[1]	Genmab A/S	60,665,150
658,158	[1,2]	Glaukos Corp.	22,166,762
3,665,000	[1,2]	Horizon Discovery Group PLC	7,231,575
110,000	[1]	IDEXX Laboratories, Inc.	21,393,900
285,000	[1,2]	Illumina, Inc.	68,665,050
180,000	[1,2]	Insulet Corp.	15,480,000
500,000	[1,2]	Intellia Therapeutics, Inc.	10,010,000
630,000	[1,2]	Intersect ENT, Inc.	25,168,500
1	[1,3,4]	Latin Healthcare Fund	359,506
6,325,000	[1]	Minerva Neurosciences, Inc.	41,428,750
150,000	[1]	Myokardia, Inc.	7,410,000
367,256	[1,2]	Nektar Therapeutics	30,724,637
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
240,000	[1,2]	Nevro Corp.	$21,446,400
240,000	[1]	PRA Health Sciences, Inc.	19,720,800
369,300	[1,2]	Penumbra, Inc.	45,922,455
262,980	[1,4]	Ping An Healthcare and Technology Company Ltd.	2,090,799
880,000	[1,2]	Poxel SA	7,368,976
9,940,101	[1]	Progenics Pharmaceuticals, Inc.	64,710,058
710,000	[1,2]	Repligen Corp.	26,270,000
5,585,000	[1,2]	SCYNEXIS, Inc.	6,590,300
1,300,000	[1,2]	Seres Therapeutics, Inc.	9,971,000
959,018	[1,4]	Soteira, Inc.	0
1,224,902	[1,2]	Spark Therapeutics, Inc.	93,484,521
2,476,223	[1]	SteadyMed Ltd.	11,638,248
117,816	[1,3]	SteadyMed Ltd.	553,735
1,173,832	[1,3]	SteadyMed Ltd.	5,517,010
175,000		Stryker Corp.	29,648,500
2,194,000	[1]	Tandem Diabetes Care, Inc.	16,740,220
989,334	[1,2]	Ultragenyx Pharmaceutical, Inc.	50,297,741
750,000	[1,2]	Uniqure B.V.	21,900,000
2,360,000	[1]	Veeva Systems, Inc.	165,506,800
1,235,300	[1,2]	Zogenix, Inc.	48,547,290
		TOTAL	1,893,300,554
		Industrials—10.1%
1,510,000		Air Lease Corp.	62,951,900
550,000		Alaska Air Group, Inc.	35,711,500
1,000,000	[1,2]	Azul S.A., ADR	31,000,000
218,700	[1]	CoStar Group, Inc.	80,188,542
410,000		Fortive Corp.	28,827,100
2,436,200	[1,2]	GrafTech International Ltd.	38,930,476
449,504	[2]	Heico Corp.	39,488,926
280,000	[2]	KAR Auction Services, Inc.	14,557,200
643,300	[1,2]	Mercury Systems, Inc.	20,637,064
420,000		Osram Licht AG	24,147,244
675,000	[2]	REV Group, Inc.	12,183,750
135,000		Raytheon Co.	27,666,900
300,000		Roper Technologies, Inc.	79,257,000
330,500	[1,2]	Verisk Analytics, Inc.	35,181,725
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
834,548	[1]	XPO Logistics, Inc.	$81,084,684
		TOTAL	611,814,011
		Information Technology—25.4%
80,000	[1,2]	2U, Inc.	6,439,200
75,000	[1]	Adobe Systems, Inc.	16,620,000
3,500,000	[1,2]	Advanced Micro Devices, Inc.	38,080,000
360,000	[1,2]	Alibaba Group Holding Ltd., ADR	64,274,400
597,900		Amadeus IT Group S.A.	43,572,300
239,800		Broadcom, Inc.	55,014,916
22,157	[1]	Ceridian HCM Holding, Inc.	699,718
382,000		Cognex Corp.	17,667,500
1,185,000	[1,2]	Coupa Software, Inc.	54,948,450
98,424	[1]	DocuSign, Inc.	3,802,119
477,858	[1]	Dropbox, Inc.	14,388,304
7,865,895	[1]	Evry AS	29,364,429
1,059,322	[1,3,4]	Expand Networks Ltd.	0
3,181,521	[1,2]	GDS Holdings Ltd., ADR	92,804,968
1,040,000	[1,2]	GoDaddy, Inc.	67,142,400
560,000	[1,2]	GrubHub, Inc.	56,638,400
170,600	[1,2]	Guidewire Software, Inc.	14,436,172
1,468,800	[2]	Marvell Technology Group Ltd.	29,464,128
775,000	[1]	Microsemi Corp.	50,134,750
550,000	[1,2]	MindBody, Inc.	21,807,500
1,100,000	[1]	Pagseguro Digital Ltd.	36,553,000
675,000	[1,2]	Q2 Holdings, Inc.	33,243,750
1,423,600	[1]	Radware Ltd.	31,461,560
587,900	[1,2]	Rapid7, Inc.	16,602,296
625,000	[1]	RealPage, Inc.	33,437,500
180,000	[1]	Red Hat, Inc.	29,350,800
400,000	[2]	STMicroelectronics N.V., ADR	8,696,000
200,000	[1]	Salesforce.com, Inc.	24,198,000
3,751	[1,3,4]	Sensable Technologies, Inc.	0
934,200	[1,2]	ServiceNow, Inc.	155,207,988
340,000	[1,2]	Shopify, Inc.	45,434,200
1,319,392	[1]	Splunk, Inc.	135,435,589
105,000	[1,2]	Spotify Technology SA	16,975,350
163,520		Tencent Holdings Ltd.	8,028,256
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
392,951	[1]	Tyler Technologies, Inc.	$86,024,833
938,300	[1,2]	Workday, Inc.	117,137,372
615,000	[1]	WorldPay, Inc.	49,950,300
325,000	[1,2]	Zillow Group, Inc.	15,759,250
1,000,000	[1,2]	Zuora, Inc.	19,260,000
		TOTAL	1,540,055,698
		Materials—2.5%
210,000	[2]	Albemarle Corp.	20,361,600
380,148	[1]	Ingevity Corp.	29,206,771
195,000		Sherwin-Williams Co.	71,693,700
270,700		Westlake Chemical Corp.	28,956,779
		TOTAL	150,218,850
		Real Estate—2.0%
350,000	[1]	CBRE Group, Inc.	15,858,500
431,240		Crown Castle International Corp.	43,499,179
625,000		MGM Growth Properties LLC	17,481,250
534,069		Ryman Hospitality Properties	41,860,328
		TOTAL	118,699,257
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,986,329,044)	5,284,694,963
		PREFERRED STOCKS—0.1%
		Health Care—0.1%
585,000	[4]	Alector, Inc.	8,316,009
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $13,316,010)	8,316,009
		WARRANTS—0.1%
		Health Care—0.1%
1,735,000	[1]	ContraFect Corp., 7/27/2021	1,037,877
3,445,000	[1]	ContraFect Corp., 7/20/2022	1,600,202
1,695,000	[1]	SCYNEXIS, Inc., 3/14/2019	238,487
848,250	[1]	SCYNEXIS, Inc., 4/6/2021	242,769
1,017,000	[1]	SCYNEXIS, Inc., 3/8/2023	554,773
		TOTAL WARRANTS (IDENTIFIED COST $51,800)	3,674,108
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	INVESTMENT COMPANIES—25.0%
	Financials—25.0%
147,039,544	Federated Government Obligations Fund, Institutional Shares, 1.56%[5]	$147,039,544
1,371,675,556	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.91%[5]	1,371,675,556
	TOTAL INVESTMENT COMPANY (IDENTIFIED COST $1,518,650,376)	1,518,715,100
	TOTAL INVESTMENT IN SECURITIES—112.4% (IDENTIFIED COST $4,518,347,230)[6]	6,815,400,180
	OTHER ASSETS AND LIABILITIES - NET—(12.4)%[7]	(751,694,152)
	TOTAL NET ASSETS—100%	$6,063,706,028
Semi-Annual Shareholder Report

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2018, were as follows:
	Balance of Shares Held 10/31/2017	Purchases/ Additions	Sales/ Reductions
Financials:
Hamilton Lane, Inc.	865,685	—	—
Health Care:
arGEN-x	1,792,250	1,064	—
Calithera Biosciences, Inc.	—	1,340,500	—
ContraFect Corp.	5,180,000	—	—
ContraFect Corp., Warrants 7/27/2021	1,735,000	—	—
ContraFect Corp., Warrants 7/20/2022	3,445,000	—	—
Corcept Therapeutics, Inc.	10,752,426	1,004,369	—
Dyax Corp.	8,829,511	—	—
Minerva Neurosciences, Inc.	6,325,000	—	—
Progenics Pharmaceuticals, Inc.	9,940,101	—	—
SCYNEXIS, Inc.,	3,325,000	2,260,000	—
SCYNEXIS, Warrants, 3/14/2019	—	1,695,000	—
SCYNEXIS, Warrants, 4/6/2021	848,250	—	—
SCYNEXIS, Warrants, 3/8/2023	—	1,017,000	—
Soteira, Inc.	959,018	—	—
SteadyMed Ltd.	2,476,223	—	—
SteadyMed Ltd.	117,816	—	—
SteadyMed Ltd.	1,173,832	—	—
Tandem Diabetes Care, Inc.	—	2,194,000	—
Information Technology:
Zuora, Inc.	—	1,000,000	—
Affiliated Issuers no longer in the portfolio at period end	273,251	—	(273,251)
TOTAL OF AFFILIATED TRANSACTIONS	58,038,363	10,511,933	(273,251)
Semi-Annual Shareholder Report

Balance of Shares Held 4/30/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income

865,685	$36,228,917	$12,431,237	$—	$302,990

1,793,314	$157,278,031	$115,831,438	$—	$—
1,340,500	$8,244,075	$(1,685,554)	$—	$—
5,180,000	$7,821,800	$2,486,400	$—	$—
1,735,000	$1,037,877	$342,316	$—	$—
3,445,000	$1,600,202	$541,554	$—	$—
11,756,795	$196,103,341	$(33,151,505)	$—	$—
8,829,511	$21,367,417	$176,590	$—	$—
6,325,000	$41,428,750	$1,581,250	$—	$—
9,940,101	$64,710,058	$3,180,832	$—	$—
5,585,000	$6,590,300	$(3,812,600)	$—	$—
1,695,000	$238,487	$238,487	$—	$—
848,250	$242,769	$(556,537)	$—	$—
1,017,000	$554,773	$554,773	$—	$—
959,018	$0	$0	$—	$—
2,476,223	$11,638,248	$3,955,283	$6,674	$—
117,816	$553,735	$188,505	$—	$—
1,173,832	$5,517,010	$1,878,131	$—	$—
2,194,000	$16,740,220	$12,352,220	$—	$—

1,000,000	$19,260,000	$978,597	$—	$—
—	$—	$997,705	$(997,051)	$—
68,277,045	$597,156,010	$118,509,122	$(990,377)	$302,990
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2018, were as follows:
	Federated Government Obligations Fund, Institutional Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2017	145,562,751	723,061,148	868,623,899
Purchases/Additions	841,010,077	1,806,146,587	2,647,156,664
Sales/Reductions	(839,533,284)	(1,157,532,179)	(1,997,065,463)
Balance of Shares Held 4/30/2018	147,039,544	1,371,675,556	1,518,715,100
Value	$147,039,544	$1,371,675,556	$1,518,715,100
Change in Unrealized Appreciation/Depreciation	N/A	$68,207	$68,207
Net Realized Gain/(Loss)	N/A	$(94,225)	$(94,225)
Dividend Income	$847,679	$7,055,942	$7,903,621
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2018, these restricted securities amounted to $7,126,262, which represented 0.1% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,056,703,299	$—	$24,513,733	$4,081,217,032
International	653,803,519	549,674,412	—	1,203,477,931
Preferred Stocks
Domestic	—	—	8,316,009	8,316,009
Warrants	—	3,674,108	—	3,674,108
Investment Company	1,518,715,100	—	—	1,518,715,100
TOTAL SECURITIES	$6,229,221,918	$553,348,520	$32,829,742	$6,815,400,180
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$6.06	$5.27	$6.02	$6.60	$6.59	$5.28
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.06)[1]	(0.05)[1]	(0.08)[1]	(0.09)[1]	(0.05)[1]
Net realized and unrealized gain (loss)	0.73	1.37	0.16	0.46	0.98	1.78
TOTAL FROM INVESTMENT OPERATIONS	0.70	1.31	0.11	0.38	0.89	1.73
Less Distributions:
Distributions from net realized gain	(0.66)	(0.52)	(0.86)	(0.96)	(0.88)	(0.42)
Net Asset Value, End of Period	$6.10	$6.06	$5.27	$6.02	$6.60	$6.59
Total Return[2]	12.94%	26.97%	1.77%	6.29%	14.54%	35.63%
Ratios to Average Net Assets:
Net expenses	1.95%[3]	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]
Net investment income (loss)	(1.08)%[3]	(1.13)%	(1.00)%	(1.22)%	(1.27)%	(0.82)%
Expense waiver/reimbursement[5]	0.03%[3]	0.04%	0.06%	0.05%	0.15%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,410,032	$1,324,155	$1,364,222	$1,582,916	$1,550,663	$1,508,534
Portfolio turnover	18%	47%	55%	51%	52%	63%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.95%, 1.95% and 1.95%, for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$5.15	$4.58	$5.36	$6.00	$6.10	$4.94
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.08)[1]	(0.07)[1]	(0.10)[1]	(0.11)[1]	(0.07)[1]
Net realized and unrealized gain (loss)	0.62	1.17	0.15	0.42	0.89	1.65
TOTAL FROM INVESTMENT OPERATIONS	0.58	1.09	0.08	0.32	0.78	1.58
Less Distributions:
Distributions from net realized gain	(0.66)	(0.52)	(0.86)	(0.96)	(0.88)	(0.42)
Net Asset Value, End of Period	$5.07	$5.15	$4.58	$5.36	$6.00	$6.10
Total Return[2]	12.89%	26.16%	1.34%	5.83%	13.83%	34.99%
Ratios to Average Net Assets:
Net expenses	2.46%[3]	2.47%[4]	2.48%[4]	2.48%[4]	2.50%[4]	2.50%[4]
Net investment income (loss)	(1.60)%[3]	(1.65)%	(1.52)%	(1.74)%	(1.81)%	(1.35)%
Expense waiver/reimbursement[5]	0.03%[3]	0.03%	0.03%	0.03%	0.11%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$60,288	$65,410	$72,634	$99,777	$123,679	$159,846
Portfolio turnover	18%	47%	55%	51%	52%	63%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.47%, 2.48%, 2.48%, 2.50% and 2.50%, for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$5.14	$4.57	$5.36	$6.00	$6.10	$4.94
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.08)[1]	(0.07)[1]	(0.10)[1]	(0.11)[1]	(0.07)[1]
Net realized and unrealized gain (loss)	0.61	1.17	0.14	0.42	0.89	1.65
TOTAL FROM INVESTMENT OPERATIONS	0.57	1.09	0.07	0.32	0.78	1.58
Less Distributions:
Distributions from net realized gain	(0.66)	(0.52)	(0.86)	(0.96)	(0.88)	(0.42)
Net Asset Value, End of Period	$5.05	$5.14	$4.57	$5.36	$6.00	$6.10
Total Return[2]	12.70%	26.22%	1.15%	5.86%	13.83%	34.99%
Ratios to Average Net Assets:
Net expenses	2.46%[3]	2.47%[4]	2.48%[4]	2.48%[4]	2.50%[4]	2.50%[4]
Net investment income (loss)	(1.59)%[3]	(1.65)%	(1.52)%	(1.75)%	(1.81)%	(1.39)%
Expense waiver/reimbursement[5]	0.03%[3]	0.03%	0.03%	0.03%	0.11%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$315,259	$306,011	$343,129	$418,926	$427,755	$431,327
Portfolio turnover	18%	47%	55%	51%	52%	63%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.47%, 2.48%, 2.48%, 2.50% and 2.50%, for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$6.07	$5.28	$6.03	$6.61	$6.60	$5.28
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.06)[1]	(0.05)[1]	(0.08)[1]	(0.08)[1]	(0.05)[1]
Net realized and unrealized gain (loss)	0.74	1.37	0.16	0.46	0.97	1.79
TOTAL FROM INVESTMENT OPERATIONS	0.71	1.31	0.11	0.38	0.89	1.74
Less Distributions:
Distributions from net realized gain	(0.66)	(0.52)	(0.86)	(0.96)	(0.88)	(0.42)
Net Asset Value, End of Period	$6.12	$6.07	$5.28	$6.03	$6.61	$6.60
Total Return[2]	13.10%	26.92%	1.76%	6.28%	14.52%	35.81%
Ratios to Average Net Assets:
Net expenses	1.96%[3]	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]
Net investment income (loss)	(1.08)%[3]	(1.14)%	(1.00)%	(1.22)%	(1.27)%	(0.85)%
Expense waiver/reimbursement[5]	0.27%[3]	0.28%	0.29%	0.29%	0.38%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,026,875	$3,704,278	$3,206,317	$3,452,182	$3,497,459	$3,358,658
Portfolio turnover	18%	47%	55%	51%	52%	63%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.95%, 1.95% and 1.95%, for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Period Ended 10/31/2017[1]
Net Asset Value, Beginning of Period	$6.10	$4.94
Income From Investment Operations:
Net investment income (loss)	(0.02)[2]	(0.03)[2]
Net realized and unrealized gain (loss)	0.74	1.19
TOTAL FROM INVESTMENT OPERATIONS	0.72	1.16
Less Distributions:
Distributions from net realized gain	(0.66)	—
Net Asset Value, End of Period	$6.16	$6.10
Total Return[3]	13.21%	23.48%
Ratios to Average Net Assets:
Net expenses	1.46%[4]	1.47%[4,5]
Net investment income (loss)	(0.59)%[4]	(0.67)%[4]
Expense waiver/reimbursement[6]	0.03%[4]	0.03%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$251,252	$198,762
Portfolio turnover	18%	47%[7]
1	Reflects operations for the period from December 29, 2016 (date of initial investment) to October 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.47% for the period from December 29, 2016 (date of initial investment) to October 31, 2017, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from November 1, 2016 to October 31, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2018 (unaudited)
Assets:
Investment in securities, at value including $709,319,467 of securities loaned, including $1,518,715,100 of investment in affiliated holdings and including $597,156,010 of investments in affiliated companies (identified cost $4,518,347,230)		$6,815,400,180
Cash denominated in foreign currencies (identified cost $2,080)		2,158
Income receivable		2,001,278
Income receivable from affiliated holdings		1,304,155
Receivable for investments sold		396,034
Receivable for shares sold		2,025,881
TOTAL ASSETS		6,821,129,686
Liabilities:
Payable for investments purchased	$8,688,184
Payable for shares redeemed	3,975,019
Bank overdraft	8,316,009
Payable for collateral due to broker for securities lending	730,835,703
Payable to adviser (Note 5)	212,732
Payable for administrative fees (Note 5)	13,365
Payable for Directors'/Trustees' fees (Note 5)	113
Payable for distribution services fee (Note 5)	1,388,714
Payable for other service fees (Notes 2 and 5)	2,893,853
Accrued expenses (Note 5)	1,099,966
TOTAL LIABILITIES		757,423,658
Net assets for 1,004,603,985 shares outstanding		$6,063,706,028
Net Assets Consist of:
Paid-in capital		$3,467,547,635
Net unrealized appreciation		2,297,034,981
Accumulated net realized gain		394,796,628
Accumulated net investment income (loss)		(95,673,216)
TOTAL NET ASSETS		$6,063,706,028
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,410,031,547 ÷ 231,074,017 shares outstanding), no par value, unlimited shares authorized	$6.10
Offering price per share (100/94.50 of $6.10)	$6.46
Redemption proceeds per share	$6.10
Class B Shares:
Net asset value per share ($60,288,331 ÷ 11,900,750 shares outstanding), no par value, unlimited shares authorized	$5.07
Offering price per share	$5.07
Redemption proceeds per share (94.50/100 of $5.07)	$4.79
Class C Shares:
Net asset value per share ($315,259,444 ÷ 62,370,580 shares outstanding), no par value, unlimited shares authorized	$5.05
Offering price per share	$5.05
Redemption proceeds per share (99.00/100 of $5.05)	$5.00
Class R Shares:
Net asset value per share ($4,026,874,769 ÷ 658,494,735 shares outstanding), no par value, unlimited shares authorized	$6.12
Offering price per share	$6.12
Redemption proceeds per share	$6.12
Institutional Shares:
Net asset value per share ($251,251,937 ÷ 40,763,903 shares outstanding), no par value, unlimited shares authorized	$6.16
Offering price per share	$6.16
Redemption proceeds per share	$6.16
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2018 (unaudited)
Investment Income:
Dividends (including $5,710,290 received from an affiliated company and holding, see footnotes to Portfolio of Investments and net of foreign taxes withheld of $595,170)			$23,303,337
Net income on securities loaned (includes $2,496,321 received from affiliated holdings related to cash collateral balances, see footnotes to Portfolio of Investments)			2,142,234
Interest income			27,367
TOTAL INCOME			25,472,938
Expenses:
Investment adviser fee (Note 5)		$38,023,952
Administrative fee (Note 5)		2,344,306
Custodian fees		154,788
Transfer agent fee (Note 2)		2,342,429
Directors'/Trustees' fees (Note 5)		22,765
Auditing fees		22,072
Legal fees		2,895
Portfolio accounting fees		105,061
Distribution services fee (Note 5)		12,833,694
Other service fees (Notes 2 and 5)		7,027,178
Share registration costs		51,954
Printing and postage		107,587
Miscellaneous (Note 5)		28,804
TOTAL EXPENSES		63,067,485
Waivers and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	$(737,952)
Waiver of other operating expenses (Note 5)	(4,735,822)
TOTAL WAIVERS AND REIMBURSEMENT		(5,473,774)
Net expenses			57,593,711
Net investment income (loss)			(32,120,773)
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized (loss) of $(94,225) on sales of investments in affiliated holdings and $(990,377) on sales of investments in affiliated companies)	420,478,031
Net realized gain on foreign currency transactions	155,415
Net realized loss on foreign exchange contracts	(71)
Net realized loss on futures contracts	(4,021,118)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $118,577,329 on investments in affiliated companies and holdings)	326,979,928
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(17,725)
Net change in unrealized depreciation of futures contracts	1,901,944
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	745,476,404
Change in net assets resulting from operations	$713,355,631
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(32,120,773)	$(61,634,593)
Net realized gain	416,612,257	663,164,156
Net change in unrealized appreciation/depreciation	328,864,147	649,239,318
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	713,355,631	1,250,768,881
Distributions to Shareholders:
Distributions from net realized gain
Class A Shares	(142,517,623)	(131,522,749)
Class B Shares	(8,041,680)	(7,988,258)
Class C Shares	(38,639,045)	(37,855,213)
Class R Shares	(399,626,973)	(310,416,372)
Institutional Shares	(21,433,572)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(610,258,893)	(487,782,592)
Share Transactions:
Proceeds from sale of shares	166,605,988	423,502,032
Net asset value of shares issued to shareholders in payment of distributions declared	571,904,486	456,661,373
Cost of shares redeemed	(376,517,330)	(1,030,835,792)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	361,993,144	(150,672,387)
Change in net assets	465,089,882	612,313,902
Net Assets:
Beginning of period	5,598,616,146	4,986,302,244
End of period (including accumulated net investment income (loss) of $(95,673,216) and $(63,552,443), respectively)	$6,063,706,028	$5,598,616,146
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2018 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective December 1, 2017, Class B Shares closed to new accounts and to new investors.
Effective February 1, 2018, Class B Shares closed to new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). In addition, on February 1, 2018, Class B Shares closed to inbound exchanges from Class B Shares of other Federated funds, and Class B Share exchanges are only permitted into Class B Shares of Federated Government Reserves Fund, an affiliated government money market fund, see Note 10.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar
Semi-Annual Shareholder Report

securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $5,473,774 is disclosed in various locations in Note 5. For the six months ended April 30, 2018, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Class A Shares	$609,451
Class B Shares	27,991
Class C Shares	139,150
Class R Shares	1,468,644
Institutional Shares	97,193
TOTAL	$2,342,429
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,708,134
Class B Shares	78,508
Class C Shares	390,975
Class R Shares	4,849,561
TOTAL	$7,027,178
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of cash, which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin
Semi-Annual Shareholder Report

account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
The average notional value of short futures contracts held by the Fund throughout the period $26,582,537. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2018, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Total
Equity contracts	$(4,021,118)	$—	$(4,021,118)
Foreign exchange contracts	—	(71)	(71)
TOTAL	$(4,021,118)	$(71)	$(4,021,189)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$1,901,944
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2018, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$709,319,467	$730,882,241
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at April 30, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$155,414
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$0	$540,597
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$359,506
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
SteadyMed Ltd.	7/29/2016	$3,674,094	$5,517,010
SteadyMed Ltd.	1/26/2015	$1,000,000	$553,735
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	9,829,268	$57,150,406	22,918,998	$123,706,638
Shares issued to shareholders in payment of distributions declared	24,484,553	132,216,584	24,884,485	123,178,204
Shares redeemed	(21,869,780)	(129,239,039)	(87,970,074)	(472,371,747)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	12,444,041	$60,127,951	(40,166,591)	$(225,486,905)
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	207,361	$1,657,887	1,539,328	$7,027,438
Shares issued to shareholders in payment of distributions declared	1,739,879	7,812,058	1,824,313	7,716,845
Shares redeemed	(2,751,994)	(13,610,458)	(6,528,548)	(30,090,278)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(804,754)	$(4,140,513)	(3,164,907)	$(15,345,995)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,346,723	$11,513,557	6,750,407	$30,680,847
Shares issued to shareholders in payment of distributions declared	8,283,090	37,108,241	7,708,762	32,530,974
Shares redeemed	(7,774,091)	(38,368,110)	(29,991,018)	(138,612,528)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,855,722	$10,253,688	(15,531,849)	$(75,400,707)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	6,682,336	$39,598,473	9,874,597	$53,685,469
Shares issued to shareholders in payment of distributions declared	69,426,896	375,599,505	59,120,031	293,235,350
Shares redeemed	(28,036,102)	(166,943,676)	(65,729,130)	(355,039,070)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	48,073,130	$248,254,302	3,265,498	$(8,118,251)

	Six Months Ended 4/30/2018		Period Ended 10/31/2017[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,367,770	$56,685,665	38,657,532	$208,401,640
Shares issued to shareholders in payment of distributions declared	3,523,547	19,168,098	—	—
Shares redeemed	(4,724,074)	(28,356,047)	(6,060,872)	(34,722,169)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,167,243	$47,497,716	32,596,660	$173,679,471
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	70,735,382	$361,993,144	(23,001,189)	$(150,672,387)
1	Reflects operations for the period from December 29, 2016 (date of initial investment) to October 31, 2017.
Semi-Annual Shareholder Report

Redemption Fees
The Fund's Class R Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class R Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class R Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Excess fee proceeds, if any, are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2018 and year ended October 31, 2017, redemption fees of $265,085 and $558,359, respectively, were allocated to cover the cost of redemptions.
4. FEDERAL TAX INFORMATION
At April 30, 2018, the cost of investments for federal tax purposes was $4,518,347,230. The net unrealized appreciation of investments for federal tax purposes was $2,297,052,950. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,400,402,735 and net unrealized depreciation from investments for those securities having an excess of cost over value of $103,349,785.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2017, for federal income tax purposes, a late year ordinary loss of $53,948,114 was deferred to November 1, 2017.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund's average daily net assets. Pursuant to the settlement of certain litigation, the Adviser has agreed, for a period continuing through June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also, as part of the settlement agreement, effective July 1, 2012 and continuing through June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund's net assets exceed eight, nine, ten or twelve billion dollars, respectively. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2018, the Adviser waived $335,090 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2018, the Adviser reimbursed $402,862.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2018, the Sub-Adviser earned a fee of $10,124,322.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,712,976	$(36,495)
Class B Shares	235,522	—
Class C Shares	1,172,924	—
Class R Shares	9,712,272	(4,699,327)
TOTAL	$12,833,694	$(4,735,822)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2018, FSC retained $6,566,071 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2018, FSC retained $40,347 in sales charges from the sale of Class A Shares. FSC also retained $48,005 of CDSC relating to redemptions of Class B Shares and $4,196 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2018, FSSC received $3,533,986 of the other service fees disclosed in Note 2.
Commitments and Contingencies
In the course of pursuing its investment objective, the Fund may invest in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2018 the Fund had total commitments to limited partnerships and limited liability companies of $21,000,000; of this amount, $20,304,656 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $695,344.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, tax reclaim recovery expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50%, 1.95% and 1.50% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report

Interfund Transactions
During the six months ended April 30, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $7,948,396 and $1,004,377, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2018, were as follows:
Purchases	$911,116,076
Sales	$1,236,952,805
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
Semi-Annual Shareholder Report

At April 30, 2018, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	92.7%
Netherlands	3.9%
China	3.5%
Belgium	1.9%
Italy	1.9%
Brazil	1.1%
United Kingdom	1.0%
Denmark	1.0%
Canada	0.9%
Israel	0.8%
Spain	0.7%
Cayman Islands	0.6%
Switzerland	0.6%
Bermuda	0.5%
Norway	0.5%
Germany	0.4%
Luxembourg	0.3%
France	0.1%
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2018, the Fund had no outstanding loans. During the six months ended April 30, 2018, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2018, there were no outstanding loans. During the six months ended April 30, 2018, the program was not utilized.
Semi-Annual Shareholder Report

10. Subsequent Event
Effective June 18, 2018, Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,129.40	$10.30
Class B Shares	$1,000	$1,128.90	$12.99
Class C Shares	$1,000	$1,127.00	$12.97
Class R Shares	$1,000	$1,131.00	$10.36
Institutional Shares	$1,000	$1,132.10	$7.72
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.10	$9.74
Class B Shares	$1,000	$1,012.60	$12.28
Class C Shares	$1,000	$1,012.60	$12.28
Class R Shares	$1,000	$1,015.10	$9.79
Institutional Shares	$1,000	$1,017.60	$7.30
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.95%
Class B Shares	2.46%
Class C Shares	2.46%
Class R Shares	1.96%
Institutional Shares	1.46%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated kaufmann fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term at its May 2017 meetings. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors
Semi-Annual Shareholder Report

listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) and any subadviser and their advisory affiliates, for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds) with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which
Semi-Annual Shareholder Report

include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Senior Officer noted that, in 2016, while the Fund's expenses were above median relative to its peers, those fees remained reasonable in light of its unique bottom-up investment process, the relative expense of that process, the resulting estimated profitability of the Fund over time, and the performance generated over time compared to its peers.
Semi-Annual Shareholder Report

For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that this was particularly true in the case of the Fund, since Federated manages no institutional or separate accounts in the style of the Fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the
Semi-Annual Shareholder Report

reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
Semi-Annual Shareholder Report

The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer's Evaluation also noted that the Board is aware of the provisions agreed upon in the settlement of the Kaufmann Fund fee litigation under which, starting July 1, 2012 and for a period of ten years thereafter, a cap on the net investment advisory fee is imposed and under which additional breakpoints are required upon the Fund reaching $8 billion, $9 billion, $10 billion and $12 billion in size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory and subadvisory contracts.
Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory and subadvisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172677
CUSIP 314172669
CUSIP 314172651
CUSIP 314172644
CUSIP 31421N873
26667 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2018
Share Class | Ticker	A | KLCAX	C | KLCCX	R | KLCKX
	Institutional | KLCIX	R6 | KLCSX

Federated Kaufmann Large Cap Fund
Fund Established 2007

A Portfolio of Federated Equity Funds
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2017 through April 30, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2018, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	32.6%
Health Care	19.9%
Consumer Discretionary	14.7%
Industrials	11.7%
Financials	7.7%
Real Estate	3.9%
Materials	2.9%
Telecommunication Services	2.3%
Consumer Staples	1.9%
Energy	0.5%
Securities Lending Collateral[2]	4.9%
Cash Equivalents[3]	2.1%
Other Assets and Liabilities—Net[4]	(5.1)%
TOTAL	100%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Consumer Discretionary—14.7%
63,300	[1]	Amazon.com, Inc.	$99,136,029
23,960	[1]	Booking Holdings, Inc.	52,184,880
748,800		Hilton Worldwide Holdings, Inc.	59,035,392
350,000		Home Depot, Inc.	64,680,000
970,000		Las Vegas Sands Corp.	71,130,100
20	[1,2]	New Cotai LLC/Capital	606,854
517,000		Starbucks Corp.	29,763,690
500,000		TJX Cos., Inc.	42,425,000
225,000	[1]	Ulta Beauty, Inc.	56,454,750
		TOTAL	475,416,695
		Consumer Staples—1.9%
258,900		Constellation Brands, Inc., Class A	60,357,357
		Energy—0.5%
325,000		Halliburton Co.	17,221,750
		Financials—7.7%
890,000		American International Group, Inc.	49,840,000
1,168,517		Bank of New York Mellon Corp.	63,695,862
129,800	[3]	BlackRock, Inc.	67,690,700
630,200		JPMorgan Chase & Co.	68,553,156
		TOTAL	249,779,718
		Health Care—19.9%
204,300	[1,3]	Align Technology, Inc.	51,044,355
515,500	[1,3]	Alnylam Pharmaceuticals, Inc.	48,730,215
2,200,000	[1]	Boston Scientific Corp.	63,184,000
123,220	[1,3]	Dexcom, Inc.	9,017,240
468,000	[1,3]	Edwards Lifesciences Corp.	59,604,480
371,000	[1]	Galapagos NV, ADR	33,067,230
387,700	[1]	Genmab A/S	78,399,595
383,400	[1]	IDEXX Laboratories, Inc.	74,567,466
180,000	[1]	Illumina, Inc.	43,367,400
227,534	[3]	Stryker Corp.	38,548,810
1,122,251	[1]	Veeva Systems, Inc.	78,703,463
200,000	[1]	Vertex Pharmaceuticals, Inc.	30,632,000
450,000		Zoetis, Inc.	37,566,000
		TOTAL	646,432,254
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—11.7%
1,325,000	[1,3]	AerCap Holdings NV	$69,072,250
345,411	[3]	FedEx Corp.	85,385,599
577,800		Ingersoll-Rand PLC, Class A	48,471,642
822,300		Osram Licht AG	47,276,854
360,700		Raytheon Co.	73,921,858
211,000		Roper Technologies, Inc.	55,744,090
		TOTAL	379,872,293
		Information Technology—32.6%
334,854	[1,3]	Alibaba Group Holding Ltd., ADR	59,784,833
47,000	[1]	Alphabet, Inc.	47,873,260
910,000		Amadeus IT Group S.A.	66,316,765
200,000		Apple, Inc.	33,052,000
380,000		Broadcom, Inc.	87,179,600
1,140,000	[1,3]	Dropbox, Inc.	34,325,400
320,500	[1]	Facebook, Inc.	55,126,000
923,000	[3]	Marvell Technology Group Ltd.	18,515,380
387,300		Mastercard, Inc.	69,043,971
1,009,300		Microsoft Corp.	94,389,736
435,000	[1,3]	Red Hat, Inc.	70,931,100
860,000	[1]	Salesforce.com, Inc.	104,051,400
396,300	[1,3]	ServiceNow, Inc.	65,841,282
566,000	[1]	Splunk, Inc.	58,099,900
681,900	[3]	Visa, Inc., Class A	86,519,472
250,000	[1,3]	Workday, Inc.	31,210,000
916,800	[1]	WorldPay, Inc.	74,462,496
		TOTAL	1,056,722,595
		Materials—2.9%
262,600	[3]	Albemarle Corp.	25,461,696
184,078		Sherwin-Williams Co.	67,678,117
		TOTAL	93,139,813
		Real Estate—3.9%
1,400,000	[1]	CBRE Group, Inc.	63,434,000
627,450	[3]	Crown Castle International Corp.	63,290,881
		TOTAL	126,724,881
		Telecommunication Services—2.3%
1,225,000	[1]	T-Mobile USA, Inc.	74,124,750
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,066,840,633)	3,179,792,106
Semi-Annual Shareholder Report
3

Shares		Value
	INVESTMENT COMPANIES—7.0%
48,373,561	Federated Government Obligations Fund, Institutional Shares, 1.56%[4]	$48,373,561
179,595,262	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.91%[4]	179,595,262
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $227,957,214)	227,968,823
	TOTAL INVESTMENT IN SECURITIES—105.1% (IDENTIFIED COST $2,294,797,847)[5]	3,407,760,929
	OTHER ASSETS AND LIABILITIES - NET—(5.1)%[6]	(164,197,838)
	TOTAL NET ASSETS—100%	$3,243,563,091
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2018, were as follows:
	Federated Government Obligations Fund, Institutional Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2017	—	179,711,509	179,711,509
Purchases/Additions	210,011,241	656,686,793	866,698,034
Sales/Reductions	(161,637,680)	(656,803,040)	(818,440,720)
Balance of Shares Held 4/30/2018	48,373,561	179,595,262	227,968,823
Value	$48,373,561	$179,595,262	$227,968,823
Change in Unrealized Appreciation/Depreciation	N/A	$9,407	$9,407
Net Realized Gain/(Loss)	N/A	$20,857	$20,857
Dividend Income	$97,351	$895,064	$992,415
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Semi-Annual Shareholder Report
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,806,752,345	$—	$606,854	$2,807,359,199
International	180,439,693	191,993,214	—	372,432,907
Investment Companies	227,968,823	—	—	227,968,823
TOTAL SECURITIES	$3,215,160,861	$191,993,214	$606,854	$3,407,760,929
The following acronym is used throughout this portfolio:
ADR—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$23.38	$18.86	$18.80	$18.39	$16.13	$12.22
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.06)	(0.03)	(0.02)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	1.50	4.58	0.09	1.13	2.65	4.27
TOTAL FROM INVESTMENT OPERATIONS	1.48	4.52	0.06	1.11	2.61	4.23
Less Distributions:
Distributions from net investment income	—	—	—	(0.00)[2]	—	—
Distributions from net realized gain	(0.34)	—	(0.00)[2]	(0.70)	(0.35)	(0.32)
TOTAL DISTRIBUTIONS	(0.34)	—	(0.00)[2]	(0.70)	(0.35)	(0.32)
Net Asset Value, End of Period	$24.52	$23.38	$18.86	$18.80	$18.39	$16.13
Total Return[3]	6.41%	23.97%	0.33%	6.14%	16.42%	35.44%
Ratios to Average Net Assets:
Net expenses	1.08%[4]	1.08%	1.09%[5]	1.09%[5]	1.15%[5]	1.50%[5]
Net investment income (loss)	(0.13)%[4]	(0.19)%	(0.15)%	(0.12)%	(0.23)%	(0.27)%
Expense waiver/reimbursement[6]	0.11%[4]	0.11%	0.12%	0.11%	0.17%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$590,418	$609,630	$772,575	$968,786	$485,104	$365,693
Portfolio turnover	19%	44%	34%	55%	68%	114%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.09%, 1.09%, 1.15% and 1.50% for the years ended October 31, 2016, 2015, 2014, and 2013, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$21.69	$17.64	$17.72	$17.50	$15.48	$11.84
Income From Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.32)	(0.16)	(0.16)	(0.17)	(0.15)
Net realized and unrealized gain (loss)	1.39	4.37	0.08	1.08	2.54	4.11
TOTAL FROM INVESTMENT OPERATIONS	1.29	4.05	(0.08)	0.92	2.37	3.96
Less Distributions:
Distributions from net investment income	—	—	—	(0.00)[2]	—	—
Distributions from net realized gain	(0.34)	—	(0.00)[2]	(0.70)	(0.35)	(0.32)
TOTAL DISTRIBUTIONS	(0.34)	—	(0.00)[2]	(0.70)	(0.35)	(0.32)
Net Asset Value, End of Period	$22.64	$21.69	$17.64	$17.72	$17.50	$15.48
Total Return[3]	6.03%	22.96%	(0.44)%	5.34%	15.54%	34.27%
Ratios to Average Net Assets:
Net expenses	1.85%[4]	1.86%	1.86%[5]	1.87%[5]	1.93%[5]	2.33%[5]
Net investment income (loss)	(0.90)%[4]	(0.96)%	(0.93)%	(0.89)%	(1.03)%	(1.08)%
Expense waiver/reimbursement[6]	0.09%[4]	0.09%	0.10%	0.09%	0.14%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$427,946	$445,081	$453,018	$492,637	$280,250	$181,073
Portfolio turnover	19%	44%	34%	55%	68%	114%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.86%, 1.87%, 1.93% and 2.33% for the years ended October 31, 2016, 2015, 2014, and 2013, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$22.42	$18.16	$18.17	$17.86	$15.74	$11.97
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.18)	(0.10)	(0.09)	(0.11)	(0.10)
Net realized and unrealized gain (loss)	1.43	4.44	0.09	1.10	2.58	4.19
TOTAL FROM INVESTMENT OPERATIONS	1.37	4.26	(0.01)	1.01	2.47	4.09
Less Distributions:
Distributions from net investment income	—	—	—	(0.00)[2]	—	—
Distributions from net realized gain	(0.34)	—	(0.00)[2]	(0.70)	(0.35)	(0.32)
TOTAL DISTRIBUTIONS	(0.34)	—	(0.00)[2]	(0.70)	(0.35)	(0.32)
Net Asset Value, End of Period	$23.45	$22.42	$18.16	$18.17	$17.86	$15.74
Total Return[3]	6.19%	23.46%	(0.05)%	5.74%	15.93%	35.00%
Ratios to Average Net Assets:
Net expenses	1.47%[4]	1.47%	1.47%[5]	1.48%[5]	1.55%[5]	1.93%[5]
Net investment income (loss)	(0.52)%[4]	(0.58)%	(0.54)%	(0.48)%	(0.64)%	(0.76)%
Expense waiver/reimbursement[6]	0.15%[4]	0.14%	0.14%	0.14%	0.19%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$74,122	$79,138	$76,336	$80,007	$72,580	$66,543
Portfolio turnover	19%	44%	34%	55%	68%	114%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.47%, 1.48%, 1.55% and 1.93% for the years ended October 31, 2016, 2015, 2014, and 2013, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$23.89	$19.22	$19.11	$18.64	$16.30	$12.32
Income From Investment Operations:
Net investment income (loss)[1]	0.01	(0.01)	0.02	0.03	(0.00)	(0.01)
Net realized and unrealized gain (loss)	1.53	4.68	0.09	1.14	2.69	4.31
TOTAL FROM INVESTMENT OPERATIONS	1.54	4.67	0.11	1.17	2.69	4.30
Less Distributions:
Distributions from net investment income	—	—	—	(0.00)[2]	—	—
Distributions from net realized gain	(0.34)	—	(0.00)[2]	(0.70)	(0.35)	(0.32)
TOTAL DISTRIBUTIONS	(0.34)	—	(0.00)[2]	(0.70)	(0.35)	(0.32)
Net Asset Value, End of Period	$25.09	$23.89	$19.22	$19.11	$18.64	$16.30
Total Return[3]	6.53%	24.30%	0.58%	6.38%	16.74%	35.72%
Ratios to Average Net Assets:
Net expenses	0.83%[4]	0.84%	0.84%[5]	0.84%[5]	0.89%[5]	1.25%[5]
Net investment income (loss)	0.12%[4]	0.05%	0.10%	0.13%	(0.01)%	(0.07)%
Expense waiver/reimbursement[6]	0.09%[4]	0.10%	0.11%	0.10%	0.15%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,980,905	$2,024,361	$1,332,606	$1,556,775	$813,517	$365,715
Portfolio turnover	19%	44%	34%	55%	68%	114%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.84%, 0.84%, 0.89% and 1.25% for the years ended October 31, 2016, 2015, 2014, and 2013, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014[1]
Net Asset Value, Beginning of Period	$23.94	$19.26	$19.13	$18.65	$16.81
Income From Investment Operations:
Net investment income (loss)[2]	0.02	0.02	0.03	0.04	0.01
Net realized and unrealized gain (loss)	1.53	4.66	0.10	1.14	1.83
TOTAL FROM INVESTMENT OPERATIONS	1.55	4.68	0.13	1.18	1.84
Less Distributions:
Distributions from net investment income	—	—	—	(0.00)[3]	—
Distributions from net realized gain	(0.34)	—	(0.00)[3]	(0.70)	—
TOTAL DISTRIBUTIONS	(0.34)	—	(0.00)[3]	(0.70)	—
Net Asset Value, End of Period	$25.15	$23.94	$19.26	$19.13	$18.65
Total Return[4]	6.56%	24.30%	0.69%	6.43%	10.95%
Ratios to Average Net Assets:
Net expenses	0.77%[5]	0.78%	0.78%[6]	0.78%[6]	0.78%[5,6]
Net investment income (loss)	0.18%[5]	0.11%	0.17%	0.21%	0.07%[5]
Expense waiver/reimbursement[7]	0.09%[5]	0.09%	0.09%	0.09%	0.11%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$170,172	$102,285	$81,107	$189,120	$129,160
Portfolio turnover	19%	44%	34%	55%	68%[8]
1	Reflects operations for the period from December 16, 2013 (date of initial investment) to October 31, 2014.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.78%, 0.78% and 0.78% for the years ended October 31, 2016 and 2015, and for the period ended October 31, 2014, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2014.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
April 30, 2018 (unaudited)
Assets:
Investment in securities, at value including $158,083,137 of securities loaned and including $227,968,823 of investment in affiliated holdings (identified cost $2,294,797,847)		$3,407,760,929
Income receivable		900,974
Income receivable from affiliated holdings		114,238
Receivable for investments sold		792,067
Receivable for shares sold		2,733,322
Other assets		10,844
TOTAL ASSETS		3,412,312,374
Liabilities:
Payable for shares redeemed	$6,006,348
Payable for collateral due to broker for securities lending	161,289,629
Payable to adviser (Note 5)	59,218
Payable for administrative fees (Note 5)	7,175
Payable for distribution services fee (Note 5)	295,285
Payable for other service fees (Notes 2 and 5)	373,803
Accrued expenses (Note 5)	717,825
TOTAL LIABILITIES		168,749,283
Net assets for 131,865,145 shares outstanding		$3,243,563,091
Net Assets Consist of:
Paid-in capital		$2,011,462,494
Net unrealized appreciation		1,112,960,538
Accumulated net realized gain		125,344,155
Accumulated net investment income (loss)		(6,204,096)
TOTAL NET ASSETS		$3,243,563,091
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($590,417,587 ÷ 24,083,509 shares outstanding), no par value, unlimited shares authorized	$24.52
Offering price per share (100/94.50 of $24.52)	$25.95
Redemption proceeds per share	$24.52
Class C Shares:
Net asset value per share ($427,946,292 ÷ 18,905,445 shares outstanding), no par value, unlimited shares authorized	$22.64
Offering price per share	$22.64
Redemption proceeds per share (99.00/100 of $22.64)	$22.41
Class R Shares:
Net asset value per share ($74,121,950 ÷ 3,160,564 shares outstanding), no par value, unlimited shares authorized	$23.45
Offering price per share	$23.45
Redemption proceeds per share	$23.45
Institutional Shares:
Net asset value per share ($1,980,905,446 ÷ 78,950,302 shares outstanding), no par value, unlimited shares authorized	$25.09
Offering price per share	$25.09
Redemption proceeds per share	$25.09
Class R6 Shares:
Net asset value per share ($170,171,816 ÷ 6,765,325 shares outstanding), no par value, unlimited shares authorized	$25.15
Offering price per share	$25.15
Redemption proceeds per share	$25.15
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended April 30, 2018 (unaudited)
Investment Income:
Dividends (including $679,429 received from affiliated holdings, see footnotes to Portfolio of Investments and net of foreign taxes withheld of $249,545)			$15,648,508
Net income on securities loaned (includes $312,986 received from affiliated holdings related to cash collateral balances, see footnotes to Portfolio of Investments)			18,000
Interest			11,688
TOTAL INCOME			15,678,196
Expenses:
Investment adviser fee (Note 5)		$12,346,734
Administrative fee (Note 5)		1,319,467
Custodian fees		67,917
Transfer agent fee (Note 2)		1,362,792
Directors'/Trustees' fees (Note 5)		13,226
Auditing fees		21,928
Legal fees		4,014
Portfolio accounting fees		104,617
Distribution services fee (Note 5)		1,847,943
Other service fees (Notes 2 and 5)		1,303,791
Share registration costs		58,726
Printing and postage		57,972
Miscellaneous (Note 5)		19,115
TOTAL EXPENSES		18,528,242
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,457,715)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(123,612)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,581,327)
Net expenses			16,946,915
Net investment income (loss)			(1,268,719)
Semi-Annual Shareholder Report
13

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(20,857) on sales of investments in an affiliated holding)	$133,834,437
Net realized gain on foreign currency transactions	24,028
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $9,407 on investments in an affiliated holding)	76,535,941
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(13,223)
Net realized and unrealized gain on investments and foreign currency transactions	210,381,183
Change in net assets resulting from operations	$209,112,464
See Notes which are an integral part of the Financial Statements
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14

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,268,719)	$(4,966,863)
Net realized gain	133,858,465	101,926,466
Net change in unrealized appreciation/depreciation	76,522,718	547,441,902
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	209,112,464	644,401,505
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(8,659,599)	—
Class C Shares	(6,839,566)	—
Class R Shares	(1,181,814)	—
Institutional Shares	(27,830,322)	—
Class R6 Shares	(2,120,024)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(46,631,325)	—
Share Transactions:
Proceeds from sale of shares	366,498,069	908,360,518
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon Growth Fund	—	136,575,232
Net asset value of shares issued to shareholders in payment of distributions declared	42,026,424	—
Cost of shares redeemed	(587,938,246)	(1,144,483,953)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(179,413,753)	(99,548,203)
Change in net assets	(16,932,614)	544,853,302
Net Assets:
Beginning of period	3,260,495,705	2,715,642,403
End of period (including accumulated net investment income (loss) of $(6,204,096) and $(4,935,377), respectively)	$3,243,563,091	$3,260,495,705
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements
April 30, 2018 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 portfolios. The financial statements included herein are only those of Federated Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
On January 27, 2017, the Fund acquired all of the net assets of Hancock Horizon Growth Fund, an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Hancock Horizon Growth Fund's shareholders on January 26, 2017. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Hancock Horizon Growth Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Hancock Horizon Growth Fund Investment Shares exchanged, a shareholder received 0.839 shares of the Fund's Class A Shares.
For every one share of Hancock Horizon Growth Fund Class C Shares exchanged, a shareholder received 0.681 shares of the Fund's Class A Shares.
For every one share of Hancock Horizon Growth Fund Institutional Shares exchanged, a shareholder received 0.869 shares of the Fund's Institutional Shares.
The Fund received net assets from Hancock Horizon Growth Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Hancock Horizon Growth Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,641,247	$136,575,232	$(19,163,422)	$2,820,288,589	$2,956,863,821
1	Unrealized Depreciation is included in the Net Assets Received amount shown above.
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Assuming the acquisition had been completed on November 1, 2016, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended October 31, 2017, were as follows:
Net investment income (loss)*	$ (4,861,545)
Net realized and unrealized gain on investments	$674,350,944
Net increase in net assets resulting from operations	$669,489,399
*	Net investment income includes $89,600 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Hancock Horizon Growth Fund that have been included in the Fund's Statement of Changes as of October 31, 2017.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
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17

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets,
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except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,581,327 is disclosed in various locations in this Note 2 and Note 5. For the six months ended April 30, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$280,329	$(62,839)
Class C Shares	201,595	—
Class R Shares	106,117	(3,305)
Institutional Shares	765,261	(37,857)
Class R6 Shares	9,490	—
TOTAL	$1,362,792	$(104,001)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$753,180
Class C Shares	550,611
TOTAL	$1,303,791
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2018, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
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Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2018, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$158,083,137	$161,289,629
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,801,350	$43,837,548	5,788,939	$119,936,591
Shares issued to shareholders in payment of distributions declared	346,427	7,988,596	1,057,802	21,388,759
Shares redeemed	(4,141,886)	(100,584,946)	(21,733,746)	(446,488,974)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,994,109)	$(48,758,802)	(14,887,005)	$(305,163,624)
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	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	912,945	$20,536,186	2,663,061	$51,389,408
Shares issued to shareholders in payment of distributions declared	278,078	5,939,751	—	—
Shares redeemed	(2,803,068)	(62,965,617)	(7,829,618)	(153,060,252)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,612,045)	$(36,489,680)	(5,166,557)	$(101,670,844)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	275,931	$6,402,808	716,755	$14,440,954
Shares issued to shareholders in payment of distributions declared	50,689	1,120,225	—	—
Shares redeemed	(695,745)	(16,289,296)	(1,390,735)	(28,090,049)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(369,125)	$(8,766,263)	(673,980)	$(13,649,095)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,657,931	$215,172,291	33,145,783	$702,527,441
Shares issued to shareholders in payment of distributions declared	1,076,554	25,385,132	5,583,445	115,186,473
Shares redeemed	(15,525,598)	(386,148,232)	(23,306,493)	(497,871,832)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,791,113)	$(145,590,809)	15,422,735	$319,842,082

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	3,298,080	$80,549,236	941,987	$20,066,124
Shares issued to shareholders in payment of distributions declared	67,402	1,592,720	—	—
Shares redeemed	(872,598)	(21,950,155)	(881,777)	(18,972,846)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	2,492,884	$60,191,801	60,210	$1,093,278
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(7,273,508)	$(179,413,753)	(5,244,597)	$(99,548,203)
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4. FEDERAL TAX INFORMATION
At April 30, 2018, the cost of investments for federal tax purposes was $2,294,797,847. The net unrealized appreciation of investments for federal tax purposes was $1,112,963,082. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,137,609,573 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,646,491.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2017, for federal income tax purposes, a late year ordinary loss of $4,935,377 was deferred to November 1, 2017.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the Adviser voluntarily waived $1,403,296 of its fee and reimbursed $104,001 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2018, the Adviser reimbursed $54,419.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2018, the Sub-Adviser earned a fee of $10,124,322.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$1,651,831	$—
Class R Shares	196,112	(19,611)
TOTAL	$1,847,943	$(19,611)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2018, FSC retained $88,328 of fees paid by the Fund. For the six months ended April 30, 2018, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2018, FSC retained $39,709 in sales charges from the sale of Class A Shares. FSC also retained $1,642 of CDSC relating to redemptions of Class A Shares and $12,941 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2018, FSSC received $17,646 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.08%, 1.86%, 1.47%, 0.83% and 0.77% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $958,042,923 and $1,184,572,947, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2018, were as follows:
Purchases	$598,917,493
Sales	$712,408,680
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2018, the Fund had no outstanding loans. During the six months ended April 30, 2018, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of April 30, 2018, there were no outstanding loans. During the six months ended April 30, 2018, the program was not utilized.
10. SUBSEQUENT EVENT
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,064.10	$5.53
Class C Shares	$1,000	$1,060.30	$9.45
Class R Shares	$1,000	$1,061.90	$7.52
Institutional Shares	$1,000	$1,065.30	$4.25
Class R6 Shares	$1,000	$1,065.60	$3.94
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.40	$5.41
Class C Shares	$1,000	$1,015.60	$9.25
Class R Shares	$1,000	$1,017.50	$7.35
Institutional Shares	$1,000	$1,020.70	$4.16
Class R6 Shares	$1,000	$1,021.00	$3.86
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.08%
Class C Shares	1.85%
Class R Shares	1.47%
Institutional Shares	0.83%
Class R6 Shares	0.77%
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Evaluation and Approval of Advisory Contract–May 2017
Federated kaufmann LARGE CAP fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term at its May 2017 meetings. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors
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listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) and any subadviser and their advisory affiliates, for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which
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include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio
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managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risk associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
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Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be
Semi-Annual Shareholder Report
34

enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory and subadvisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report
35

The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
36

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
37

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
38

Federated Kaufmann Large Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172446
CUSIP 314172438
CUSIP 314172420
CUSIP 314172412
CUSIP 314172131
38631 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2018
Share Class | Ticker	A | FKASX	B | FKBSX	C | FKCSX
	R | FKKSX	Institutional | FKAIX	R6 | FKALX

Federated Kaufmann Small Cap Fund
Fund Established 2002

A Portfolio of Federated Equity Funds
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2017 through April 30, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2018, the Fund's sector composition1 was as follows:
Sector	Percentage of Total Net Assets
Information Technology	29.8%
Health Care	23.5%
Consumer Discretionary	11.8%
Industrials	10.2%
Financials	4.3%
Real Estate	2.8%
Materials	1.7%
Energy	1.2%
Consumer Staples	0.2%
Telecommunication Services	0.5%
Securities Lending Collateral[2]	19.8%
Cash Equivalents[3]	14.9%
Other Assets and Liabilities—Net[4]	(20.7)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—85.8%
		Consumer Discretionary—11.8%
140,800	[1,2]	At Home Group, Inc.	$4,954,752
336,700	[1]	Camping World Holdings, Inc.	9,639,721
200,000	[1,2]	Canada Goose Holdings, Inc.	7,416,000
12,000	[1]	Cracker Barrel Old Country Store, Inc.	1,975,080
355,000		Delta Corp., Ltd.	1,428,551
175,000	[2]	Despegar.com Corp.	5,138,000
156,000	[1,2]	Duluth Holdings, Inc.	2,706,600
290,000	[1,2]	Floor & Decor Holdings, Inc.	16,121,100
339,526	[1,2]	GreenTree Hospitality Group Ltd., ADR	3,734,786
286,600	[2]	Hudson Ltd.	4,250,278
175,000	[1,2]	Golden Entertainment Inc.	4,681,250
60,000	[2]	Maisons du Monde SA	2,437,230
190,000		Moncler S.p.A	8,571,070
9,438,000		NagaCorp Limited	9,776,470
190,000	[1,2]	National Vision Holdings, Inc.	6,323,200
253,000	[2]	Planet Fitness, Inc.	10,193,370
736,500		Samsonite International SA	3,336,733
35,000	[1,2]	Secoo Holding Ltd., ADR	363,300
183,300	[1]	Six Flags Entertainment Corp.	11,591,892
49,300	[1]	Vail Resorts, Inc.	11,304,983
270,000	[1]	Wingstop, Inc.	13,192,200
		TOTAL	139,136,566
		Consumer Staples—0.2%
100,000	[1,2]	elf Beauty, Inc.	1,817,000
		Energy—1.2%
1,278,900	[2]	Independence Contract Drilling, Inc.	5,870,151
276,700		US Silica Holdings, Inc.	8,331,437
		TOTAL	14,201,588
		Financials—4.3%
46,200		Affiliated Managers Group	7,616,532
246,989		Ares Management LP	5,433,758
436,300		Chimera Investment Corp.	7,630,887
283,000	[2]	doBank S.p.A.	4,283,292
874,310		FinecoBank Banca Fineco S.p.A.	10,397,317
270,916		Hamilton Lane, Inc.	11,337,835
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
350,000		Mediobanca S.p.A.	$4,246,082
		TOTAL	50,945,703
		Health Care—23.3%
71,300	[2]	Albireo Pharma, Inc.	2,179,641
178,031	[2]	Amphastar Pharmaceuticals, Inc.	3,398,612
196,000	[2]	AnaptysBio, Inc.	18,380,880
253,560	[2]	arGEN-x N.V.	22,237,833
97,450	[2]	Argenx SE, ADR	8,538,569
63,300	[1,2]	Atara Biotherapeutics, Inc.	2,554,155
81,400	[2]	CRISPR Therapeutics AG	3,814,404
513,100	[2]	Calithera Biosciences, Inc.	3,155,565
125,000	[2]	Clementia Pharmaceuticals, Inc.	2,033,750
690,000	[2]	ContraFect Corp.	1,041,900
625,000	[2]	Corcept Therapeutics, Inc.	10,425,000
687,507	[1,2]	Cryoport, Inc.	4,956,925
75,500	[1,2]	Dexcom, Inc.	5,525,090
125,000	[2,3]	Dyax Corp., CVR	302,500
521,000	[2]	Dynavax Technologies Corp.	8,830,950
50,000	[1,2]	Editas Medicine, Inc.	1,570,000
147,539	[2]	GTX, Inc.	2,508,163
36,800	[1,2]	GW Pharmaceuticals PLC, ADR	4,891,088
99,100	[2]	Galapagos NV	8,881,336
96,900	[2]	Galapagos NV, ADR	8,636,697
200,000	[1,2]	GenMark Diagnostics, Inc.	1,252,000
115,610	[1,2]	Glaukos Corp.	3,893,745
981,400	[2]	Horizon Discovery Group PLC	1,936,445
26,300	[1,2]	Insulet Corp.	2,261,800
85,000	[1,2]	Intellia Therapeutics, Inc.	1,701,700
237,400	[2]	Intersect ENT, Inc.	9,484,130
100,000	[1,2]	iRhythm Technologies, Inc.	5,815,000
110,000	[1,2]	K2M Group Holdings, Inc.	2,101,000
1,055,000	[2]	Minerva Neurosciences, Inc.	6,910,250
55,500	[2]	Myokardia, Inc.	2,741,700
70,706	[1,2]	Nektar Therapeutics	5,915,264
547,300	[1,2]	NeoGenomics, Inc.	5,243,134
62,700	[1,2]	Nevro Corp.	5,602,872
50,000	[2]	PRA Health Sciences, Inc.	4,108,500
58,465	[2]	Penumbra, Inc.	7,270,123
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
57,613	[2]	Protalix Biotherapeutics, Inc.	$23,621
89,800	[2]	Puma Biotechnology, Inc.	5,724,750
131,500	[1,2]	Repligen Corp.	4,865,500
150,000	[1,2]	Rhythm Pharmaceuticals, Inc.	3,556,500
1,144,000	[2]	SCYNEXIS, Inc.	1,349,920
432,800	[1,2]	Seres Therapeutics, Inc.	3,319,576
241,600	[1,2]	Spark Therapeutics, Inc.	18,438,912
409,417	[2,4]	SteadyMed Ltd.	1,281,475
149,400	[2,4]	SteadyMed Ltd.	702,180
263,753	[2]	SteadyMed Ltd.	1,882,424
406,500	[1,2]	Tandem Diabetes Care, Inc.	3,101,595
209,000	[1,2]	Ultragenyx Pharmaceutical, Inc.	10,625,560
196,920	[2]	Uniqure B.V.	5,750,064
225,500	[2]	Veeva Systems, Inc.	15,814,315
194,000	[1,2]	Zogenix, Inc.	7,624,200
		TOTAL	274,161,313
		Industrials—10.2%
275,000		Air Lease Corp.	11,464,750
89,200		Alaska Air Group, Inc.	5,791,756
735,000		Aramex PJSC	809,931
93,300	[2]	Astronics Corp.	3,412,914
199,100	[2]	Azul S.A., ADR	6,172,100
1,950,000		Biffa PLC	5,536,183
39,700	[2]	CoStar Group, Inc.	14,556,402
1,103,000	[1,2]	Dirtt Environmental Solutions Ltd.	4,836,551
44,200	[2]	Dycom Industries, Inc.	4,590,612
397,216	[2]	Gates Industrial Corp PLC	6,220,403
179,600		KAR Auction Services, Inc.	9,337,404
540,000	[1,2]	Kornit Digital Ltd.	7,857,000
310,300	[1,2]	Mercury Systems, Inc.	9,954,424
292,000	[2]	Milacron Holdings Corp.	5,264,760
167,600	[1]	REV Group, Inc.	3,025,180
157,900	[1]	Sun Hydraulics Corp.	7,669,203
135,300	[2]	XPO Logistics, Inc.	13,145,748
		TOTAL	119,645,321
		Information Technology—29.8%
98,500	[1,2]	2U, Inc.	7,928,265
164,500	[1,2]	Accesso Technology Group PLC	4,958,423
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
183,200	[1,2]	Alarm.com Holdings, Inc.	$7,397,616
300,000	[1,2]	Alteryx, Inc.	9,375,000
208,413	[1,2]	Aquantia Corp.	2,461,358
114,000	[2]	Atlassian Corp. PLC	6,381,720
224,000	[2]	Avaya Holdings Corp.	5,127,360
100,000	[1,2]	Blackline, Inc.	4,140,000
475,000	[2]	Box, Inc.	10,858,500
155,000	[2]	CalAmp Corp.	3,061,250
1,550,000		Camtek Ltd.	10,664,000
400,000	[1,2]	Cardlytics, Inc.	5,608,000
52,276	[2]	Ceridian HCM Holding, Inc.	1,650,876
250,000	[1,2]	Cloudera, Inc.	3,562,500
100,000	[2]	Coupa Software, Inc.	4,637,000
76,400	[2]	Delivery Hero GmbH	3,648,098
49,002	[2]	DocuSign, Inc.	1,892,947
120,000	[1,2]	Envestnet, Inc.	6,516,000
123,000	[1,2]	Everbridge, Inc.	4,594,050
292,000	[1,2]	Forescout Technologies, Inc.	9,341,080
112,782	[1,2]	GDS Holdings Ltd., ADR	3,289,851
335,000	[1,2]	GTT Communications, Inc.	16,096,750
216,400	[1,2]	GoDaddy, Inc.	13,970,784
300,000	[1,2]	Gridsum Holding, Inc., ADR	1,506,000
108,500	[1,2]	GrubHub, Inc.	10,973,690
419,000	[1,2]	Ichor Holdings Ltd.	9,259,900
175,000	[1,2]	Instructure, Inc.	7,096,250
390,000	[2]	Just Eat PLC	4,148,611
828,173	[2]	Limelight Networks, Inc.	4,273,373
581,500	[1,2]	Magnachip Semiconductor Corp.	5,437,025
200,000	[2]	Microsemi Corp.	12,938,000
321,800	[2]	Mimecast Ltd.	12,244,490
220,000	[1,2]	MindBody, Inc.	8,723,000
1,800,000	[2]	Nearmap Ltd.	1,262,570
200,000	[2]	nLight, Inc.	4,986,000
90,700	[1,2]	Novoste Corp.	5,333,160
204,400	[1,2]	Q2 Holdings, Inc.	10,066,700
322,500	[2]	Radware Ltd.	7,127,250
500,000	[1,2]	Rapid7, Inc.	14,120,000
183,800	[1,2]	RealPage, Inc.	9,833,300
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
50,000	[2]	RingCentral, Inc.	$3,352,500
27,000	[1,2]	Rogers Corp.	2,880,900
310,000	[1,2]	SailPoint Technologies Holding	7,467,900
100,000	[1,2]	SendGrid, Inc.	2,886,000
55,500	[1,2]	Shopify, Inc.	7,416,465
357,600	[1,2]	ShotSpotter, Inc.	9,919,824
500,000	[2]	Smartsheet, Inc.	9,650,000
103,100	[2]	Takeaway.com Holding BV	5,975,931
41,000	[2]	Tyler Technologies, Inc.	8,975,720
95,300	[2]	WNS Holdings Ltd., ADR	4,663,029
113,000	[1,2]	Zendesk, Inc.	5,508,750
151,400	[1,2]	Zscaler, Inc.	4,525,346
61,400	[1,2]	Zuora, Inc.	1,182,564
		TOTAL	350,895,676
		Materials—1.7%
237,000	[1,2]	Allegheny Technologies, Inc.	6,297,090
219,400		Huntsman Corp.	6,531,538
93,700	[2]	Ingevity Corp.	7,198,971
		TOTAL	20,027,599
		Real Estate—2.8%
385,000	[1]	Americold Realty Trust	7,934,850
110,000	[1]	Cyrusone, Inc.	5,894,900
256,000		MGM Growth Properties LLC	7,160,320
144,900		Ryman Hospitality Properties	11,357,262
		TOTAL	32,347,332
		Telecommunication Services—0.5%
742,200		Infrastrutture Wireless Italiane S.p.A.	5,972,382
		TOTAL COMMON STOCKS (IDENTIFIED COST $637,135,585)	1,009,150,480
		PREFERRED STOCK—0.1%
		Health Care—0.1%
103,000	[3]	Alector, Inc. (IDENTIFIED COST $1,464,186)	1,464,186
		WARRANTS—0.1%
		Health Care—0.1%
222,500	[2]	ContraFect Corp., 7/27/2021	133,099
467,500	[2]	ContraFect Corp., 7/20/2022	217,154
258,000	[2]	SCYNEXIS, Inc., 3/14/2019	36,301
109,440	[2]	SCYNEXIS, Inc., 4/6/2021	31,322
Semi-Annual Shareholder Report
6

Shares			Value
		WARRANTS—continued
		Health Care—continued
154,800	[2]	SCYNEXIS, Inc., 3/8/2023	$84,443
		TOTAL WARRANTS (IDENTIFIED COST $6,900)	502,319
		INVESTMENT COMPANIES—34.7%
58,625,400		Federated Government Obligations Fund, Institutional Shares, 1.56%[5]	58,625,400
349,888,068		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.91%[5]	349,888,068
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $408,487,193)	408,513,468
		TOTAL INVESTMENT IN SECURITIES—120.7% (IDENTIFIED COST $1,047,093,864)[6]	1,419,630,453
		OTHER ASSETS AND LIABILITIES - NET—(20.7)%[7]	(243,040,312)
		TOTAL NET ASSETS—100%	$1,176,590,141
Semi-Annual Shareholder Report
7

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended April 30, 2018, were as follows:
	Balance of Shares Held 10/31/2017	Purchases/ Additions	Sales/ Reductions
Financials:
Hamilton Lane, Inc.	270,916	—	—
Health Care:
arGEN-x N.V.	253,414	146	—
Calithera Biosciences, Inc.	—	513,100	—
ContraFect Corp.	690,000	—	—
ContraFect Corp., Warrants, 7/27/2021	222,500	—	—
ContraFect Corp., Warrants, 7/20/2022	467,500	—	—
Corcept Therapeutics, Inc.	1,014,572	55,000	(444,572)
Dyax Corp., CVR	125,000	—	—
Minerva Neurosciences, Inc.	1,055,000	—	—
SCYNEXIS, Inc.	800,000	344,000	—
SCYNEXIS, Inc., Warrants, 3/14/2019	—	258,000	—
SCYNEXIS, Inc., Warrants, 4/6/2021	109,440	—	—
SCYNEXIS, Inc., Warrants, 3/8/2023	—	154,800	—
SteadyMed Ltd.	409,417	—	—
SteadyMed Ltd.	263,753	—	—
SteadyMed Ltd.	149,400	—	—
Tandem Diabetes Care, Inc.	—	406,500	—
Information Technology:
Smartsheet, Inc.	—	500,000	—
Zuora, Inc.	—	61,400	—
Affiliated issuers no longer in the portfolio at period end	265,000	—	(265,000)
TOTAL OF AFFILIATED TRANSACTIONS	6,095,912	2,292,946	(709,572)
Semi-Annual Shareholder Report
8

Balance of Shares Held 4/30/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income

270,916	$11,337,835	$3,890,354	$—	$47,410

253,560	$22,237,833	$16,377,689	$—	$—
513,100	$3,155,565	$—	$—	$—
690,000	$1,041,900	$331,200	$—	$—
222,500	$133,099	$43,899	$—	$—
467,500	$217,154	$73,491	$—	$—
625,000	$10,425,000	$(9,120,317)	$6,827,344	$—
125,000	$302,500	$2,500	$—	$—
1,055,000	$6,910,250	$263,750	$—	$—
1,144,000	$1,349,920	$(815,440)	$—	$—
258,000	$36,301	$—	$—	$—
109,440	$ 31,322	$(71,804)	$—	$—
154,800	$84,443	$—	$—	$—
409,417	$1,281,475	$571,360	$83,707	$—
263,753	$1,882,424	$368,080	$53,925	$—
149,400	$702,180	$239,040	$—	$—
406,500	$3,101,595	$—	$—	$—

500,000	$9,650,000	$—	$—	$—
61,400	$1,182,564	$—	$—	$—
—	$—	$(1,110,350)	$941,853	$—
7,679,286	$75,063,360	$11,043,452	$7,906,829	$47,410
Semi-Annual Shareholder Report
9

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2018, were as follows:
	Federated Government Obligations Fund, Institutional Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total
Balance of Shares Held 10/31/2017	72,109,599	87,095,050	159,204,649
Purchases/Additions	201,272,727	564,046,302	765,319,029
Sales/Reductions	(214,756,926)	(301,253,284)	(516,010,210)
Balance of Shares Held 4/30/2018	58,625,400	349,888,068	408,513,468
Value	$58,625,400	$349,888,068	$408,513,468
Change in Unrealized Appreciation/Depreciation	N/A	$29,195	$29,195
Net Realized Gain/(Loss)	N/A	$(19,073)	$(19,073)
Dividend Income	$305,923	$1,411,186	$1,717,109
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Non-income-producing security.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2018, these restricted securities amounted to $1,983,655, which represented 0.2% of total net assets.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
10

The following is a summary of the inputs used, as of April 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$768,412,021	$—	$302,500	$768,714,521
International	211,659,107	28,776,852	—	240,435,959
Preferred Stocks:
Domestic	—	—	1,464,186	1,464,186
Debt Securities:
Warrants	—	502,319	—	502,319
Investment Companies	408,513,468	—	—	408,513,468
TOTAL SECURITIES	$1,388,584,596	$29,279,171	$1,766,686	$1,419,630,453
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$32.58	$23.94	$25.38	$28.77	$29.88	$25.26
Income From Investment Operations:
Net investment income (loss)	(0.07)[1]	(0.27)[1]	(0.17)[1]	(0.22)[1]	(0.32)[1]	(0.26)[1]
Net realized and unrealized gain (loss)	4.44	9.10	0.76	2.09	4.16	6.50
TOTAL FROM INVESTMENT OPERATIONS	4.37	8.83	0.59	1.87	3.84	6.24
Less Distributions:
Distributions from net realized gain	(2.09)	(0.19)	(2.03)	(5.26)	(4.95)	(1.62)
Net Asset Value, End of Period	$34.86	$32.58	$23.94	$25.38	$28.77	$29.88
Total Return[2]	14.33%	37.12%	2.27%	7.12%	13.37%	26.65%
Ratios to Average Net Assets:
Net expenses	1.35%[3]	1.85%	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]
Net investment income (loss)	(0.42)%[3]	(0.95)%	(0.73)%	(0.83)%	(1.11)%	(0.97)%
Expense waiver/reimbursement[5]	0.18%[3]	0.13%	0.14%	0.12%	0.23%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$502,875	$401,920	$343,323	$600,840	$466,020	$463,557
Portfolio turnover	22%	46%	48%	88%	65%	66%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.95% and 1.95% for the years ended October 31, 2016, 2015, 2014 and 2013, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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12

Financial Highlights - Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$28.52	$21.10	$22.72	$26.41	$27.93	$23.84
Income From Investment Operations:
Net investment income (loss)	(0.15)[1]	(0.37)[1]	(0.26)[1]	(0.33)[1]	(0.45)[1]	(0.37)[1]
Net realized and unrealized gain (loss)	3.85	7.98	0.67	1.90	3.88	6.08
TOTAL FROM INVESTMENT OPERATIONS	3.70	7.61	0.41	1.57	3.43	5.71
Less Distributions:
Distributions from net realized gain	(2.09)	(0.19)	(2.03)	(5.26)	(4.95)	(1.62)
Net Asset Value, End of Period	$30.13	$28.52	$21.10	$22.72	$26.41	$27.93
Total Return[2]	13.99%	36.33%	1.70%	6.52%	12.75%	25.97%
Ratios to Average Net Assets:
Net expenses	2.00%[3]	2.42%	2.50%[4]	2.50%[4]	2.50%[4]	2.50%[4]
Net investment income (loss)	(1.06)%[3]	(1.52)%	(1.28)%	(1.36)%	(1.68)%	(1.51)%
Expense waiver/reimbursement[5]	0.07%[3]	0.12%	0.16%	0.12%	0.25%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,639	$17,420	$14,987	$20,182	$25,108	$36,591
Portfolio turnover	22%	46%	48%	88%	65%	66%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.50%, 2.50%, 2.50% and 2.50% for the years ended October 31, 2016, 2015, 2014, and 2013, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$28.53	$21.10	$22.72	$26.41	$27.93	$23.84
Income From Investment Operations:
Net investment income (loss)	(0.15)[1]	(0.37)[1]	(0.26)[1]	(0.33)[1]	(0.44)[1]	(0.38)[1]
Net realized and unrealized gain (loss)	3.85	7.99	0.67	1.90	3.87	6.09
TOTAL FROM INVESTMENT OPERATIONS	3.70	7.62	0.41	1.57	3.43	5.71
Less Distributions:
Distributions from net realized gain	(2.09)	(0.19)	(2.03)	(5.26)	(4.95)	(1.62)
Net Asset Value, End of Period	$30.14	$28.53	$21.10	$22.72	$26.41	$27.93
Total Return[2]	13.99%	36.38%	1.70%	6.52%	12.75%	25.97%
Ratios to Average Net Assets:
Net expenses	1.96%[3]	2.41%	2.50%[4]	2.50%[4]	2.50%[4]	2.50%[4]
Net investment income (loss)	(1.03)%[3]	(1.50)%	(1.27)%	(1.36)%	(1.67)%	(1.54)%
Expense waiver/reimbursement[5]	0.07%[3]	0.08%	0.10%	0.08%	0.19%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$169,378	$151,959	$144,340	$182,689	$182,173	$180,147
Portfolio turnover	22%	46%	48%	88%	65%	66%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.50%, 2.50%, 2.50% and 2.50% for the years ended October 31, 2016, 2015, 2014 and 2013, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$32.70	$24.02	$25.44	$28.82	$29.91	$25.26
Income From Investment Operations:
Net investment income (loss)	(0.06)[1]	(0.25)[1]	(0.16)[1]	(0.21)[1]	(0.31)[1]	(0.25)[1]
Net realized and unrealized gain (loss)	4.45	9.12	0.77	2.09	4.17	6.52
TOTAL FROM INVESTMENT OPERATIONS	4.39	8.87	0.61	1.88	3.86	6.27
Less Distributions:
Distributions from net realized gain	(2.09)	(0.19)	(2.03)	(5.26)	(4.95)	(1.62)
Net Asset Value, End of Period	$35.00	$32.70	$24.02	$25.44	$28.82	$29.91
Total Return[2]	14.33%	37.17%	2.35%	7.15%	13.43%	26.77%
Ratios to Average Net Assets:
Net expenses	1.30%[3]	1.80%	1.91%[4]	1.90%[4]	1.90%[4]	1.90%[4]
Net investment income (loss)	(0.36)%[3]	(0.91)%	(0.68)%	(0.76)%	(1.07)%	(0.93)%
Expense waiver/reimbursement[5]	0.37%[3]	0.32%	0.31%	0.31%	0.38%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$57,269	$47,497	$37,850	$39,846	$35,789	$34,058
Portfolio turnover	22%	46%	48%	88%	65%	66%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.91%, 1.90%, 1.90% and 1.90% for the years ended October 31, 2016, 2015, 2014, and 2013, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017	Period Ended 10/31/016[1]
Net Asset Value, Beginning of Period	$32.85	$24.03	$24.05
Income From Investment Operations:
Net investment income (loss)	0.01[2]	(0.14)[2]	(0.05)[2]
Net realized and unrealized gain (loss)	4.48	9.15	0.03
TOTAL FROM INVESTMENT OPERATIONS	4.49	9.01	(0.02)
Less Distributions:
Distributions from net realized gain	(2.09)	(0.19)	—
Net Asset Value, End of Period	$35.25	$32.85	$24.03
Total Return[3]	14.59%	37.74%	(0.08)%
Ratios to Average Net Assets:
Net expenses	0.89%[4]	1.35%	1.50%[4]
Net investment income (loss)	0.05%[4]	(0.50)%	(0.26)%[4]
Expense waiver/reimbursement[5]	0.12%[4]	0.10%	0.10%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$402,880	$215,907	$81,269
Portfolio turnover	22%	46%	48%[6]
1	Reflects operations for the period from December 30, 2015 (start of performance) to October 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Period Ended 10/31/2017[1]
Net Asset Value, Beginning of Period	$32.60	$30.50
Income From Investment Operations:
Net investment income (loss)	0.02[2]	(0.01)[2]
Net realized and unrealized gain (loss)	4.43	2.11
TOTAL FROM INVESTMENT OPERATIONS	4.45	2.10
Less Distributions:
Distributions from net realized gain	(2.09)	—
Net Asset Value, End of Period	$34.96	$32.60
Total Return[3]	14.57%	6.89%
Ratios to Average Net Assets:
Net expenses	0.88%[4]	0.88%[4]
Net investment income (loss)	0.10%[4]	(0.11)%[4]
Expense waiver/reimbursement[5]	0.07%[4]	0.12%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$26,550	$58
Portfolio turnover	22%	46%[6]
1	Reflects operations for the period from September 1, 2017 (date of initial investment) to October 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities
April 30, 2018 (unaudited)
Assets:
Investment in securities, at value including $225,910,766 of securities loaned and including $408,513,468 of investment in affiliated holdings and $75,063,300 of investment in affiliated companies (identified cost $1,047,093,864)		$1,419,630,453
Cash denominated in foreign currencies (identified cost $47,942)		47,638
Income receivable		276,101
Income receivable from affiliated holdings		265,528
Receivable for investments sold		1,200,793
Receivable for shares sold		4,071,409
TOTAL ASSETS		1,425,491,922
Liabilities:
Payable for investments purchased	$13,501,376
Payable for shares redeemed	617,717
Bank overdraft	1,464,186
Payable for collateral due to broker for securities lending	232,602,420
Payable to adviser (Note 5)	23,858
Payable for administrative fees (Note 5)	2,581
Payable for distribution services fee (Note 5)	205,475
Payable for other service fees (Notes 2 and 5)	239,814
Accrued expenses (Note 5)	244,354
TOTAL LIABILITIES		248,901,781
Net assets for 34,457,749 shares outstanding		$1,176,590,141
Net Assets Consist of:
Paid-in capital		$755,032,205
Net unrealized appreciation		372,533,376
Accumulated net realized gain		52,156,853
Accumulated net investment income (loss)		(3,132,293)
TOTAL NET ASSETS		$1,176,590,141
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($502,874,703 ÷ 14,426,886 shares outstanding), no par value, unlimited shares authorized	$34.86
Offering price per share (100/94.50 of $34.86)	$36.89
Redemption proceeds per share	$34.86
Class B Shares:
Net asset value per share ($17,638,780 ÷ 585,497 shares outstanding), no par value, unlimited shares authorized	$30.13
Offering price per share	$30.13
Redemption proceeds per share (94.50/100 of $30.13)	$28.47
Class C Shares:
Net asset value per share ($169,377,528 ÷ 5,620,288 shares outstanding), no par value, unlimited shares authorized	$30.14
Offering price per share	$30.14
Redemption proceeds per share (99.00/100 of $30.14)	$29.84
Class R Shares:
Net asset value per share ($57,269,241 ÷ 1,636,069 shares outstanding), no par value, unlimited shares authorized	$35.00
Offering price per share	$35.00
Redemption proceeds per share	$35.00
Institutional Shares:
Net asset value per share ($402,879,567 ÷ 11,429,528 shares outstanding), no par value, unlimited shares authorized	$35.25
Offering price per share	$35.25
Redemption proceeds per share	$35.25
Class R6 Shares:
Net asset value per share ($26,550,322 ÷ 759,481 shares outstanding), no par value, unlimited shares authorized	$34.96
Offering price per share	$34.96
Redemption proceeds per share	$34.96
See Notes which are an integral part of the Financial Statements
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19

Statement of Operations
Six Months Ended April 30, 2018 (unaudited)
Investment Income:
Dividends (including $858,951 received from affiliated holdings, see footnotes to Portfolio of Investments and net of foreign taxes withheld of $102,708)			$3,854,259
Net income on securities loaned (includes $858,158 received from affiliated holdings related to cash collateral balances, see footnotes to Portfolio of Investments)			630,830
TOTAL INCOME			4,485,089
Expenses:
Investment adviser fee (Note 5)		$3,824,170
Administrative fee (Note 5)		383,117
Custodian fees		27,847
Transfer agent fee (Note 2)		489,327
Directors'/Trustees' fees (Note 5)		3,633
Auditing fees		24,556
Legal fees		4,674
Portfolio accounting fees		85,348
Distribution services fee (Note 5)		1,345,013
Other service fees (Notes 2 and 5)		764,901
Share registration costs		59,041
Printing and postage		38,465
Miscellaneous (Note 5)		14,175
TOTAL EXPENSES		7,064,267
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(347,391)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(375,988)
TOTAL WAIVERS AND REIMBURSEMENTS		(723,379)
Net expenses			6,340,888
Net investment income (loss)			(1,855,799)
Semi-Annual Shareholder Report
20

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $7,887,756 on sales of investments in affiliated companies and holdings)	$53,265,924
Net realized gain on foreign currency transactions	8,224
Net change in unrealized appreciation of investments (including change in unrealized appreciation of $11,072,647 on investments in affiliated companies and holdings)	70,788,834
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(3,080)
Net realized and unrealized gain on investments, foreign exchange contracts and foreign currency transactions	124,059,902
Change in net assets resulting from operations	$122,204,103
See Notes which are an integral part of the Financial Statements
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21

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,855,799)	$(6,914,311)
Net realized gain	53,274,148	69,177,950
Net change in unrealized appreciation/depreciation	70,785,754	157,869,501
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	122,204,103	220,133,140
Distributions to Shareholders:
Distributions from net realized gain
Class A Shares	(25,996,283)	(2,659,203)
Class B Shares	(1,246,610)	(134,561)
Class C Shares	(11,040,219)	(1,251,421)
Class R Shares	(3,050,351)	(290,614)
Institutional Shares	(12,832,699)	(658,919)
Class R6 Shares	(1,296,030)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(55,462,192)	(4,994,718)
Share Transactions:
Proceeds from sale of shares	375,997,277	277,136,640
Net asset value of shares issued to shareholders in payment of distributions declared	51,860,138	4,692,617
Cost of shares redeemed	(152,769,758)	(283,975,860)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	275,087,657	(2,146,603)
Change in net assets	341,829,568	212,991,819
Net Assets:
Beginning of period	834,760,573	621,768,754
End of period (including accumulated net investment income (loss) of $(3,132,293) and $(1,276,494), respectively)	$1,176,590,141	$834,760,573
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Notes to Financial Statements
April 30, 2018 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective December 1, 2017, Class B Shares were closed to new accounts and to new investors.
Effective February 1, 2018, Class B Shares were closed to new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). In addition, on February 1, 2018, Class B Shares closed to inbound exchanges from Class B Shares of other Federated funds, and Class B Share exchanges are only permitted into Class B Shares of Federated Government Reserves Fund, an affiliated government money market fund, see Note 10.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the
Semi-Annual Shareholder Report
23

movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value
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will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $723,379 is disclosed in various locations in this Note 2 and Note 5. For the six months ended April 30, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$216,062	$(117,909)
Class B Shares	11,918	(1)
Class C Shares	80,561	–
Class R Shares	62,336	–
Institutional Shares	115,950	(71,196)
Class R6 Shares	2,500	–
TOTAL	$489,327	$(189,106)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $8,428 of other service fees for the six months ended April 30, 2018. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$541,379
Class B Shares	22,014
Class C Shares	201,508
TOTAL	$764,901
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2018, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
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Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2018, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$225,910,766	$232,609,758
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, held at April 30, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
SteadyMed Ltd.	1/26/2015	$3,475,000	$1,281,475
SteadyMed Ltd.	7/29/2016	$467,622	$702,180
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,294,430	$111,707,687	3,267,058	$93,908,035
Shares issued to shareholders in payment of distributions declared	802,984	24,523,131	101,389	2,541,835
Shares redeemed	(2,007,868)	(66,702,295)	(5,372,852)	(147,856,470)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,089,546	$69,528,523	(2,004,405)	$(51,406,600)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	14,649	$516,970	150,415	$3,608,797
Shares issued to shareholders in payment of distributions declared	46,090	1,220,001	5,914	130,467
Shares redeemed	(85,958)	(2,488,722)	(255,843)	(6,206,520)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(25,219)	$(751,751)	(99,514)	$(2,467,256)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	568,376	$16,599,016	788,592	$19,176,475
Shares issued to shareholders in payment of distributions declared	403,930	10,692,028	50,685	1,118,120
Shares redeemed	(678,383)	(19,735,646)	(2,352,886)	(57,042,476)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	293,923	$7,555,398	(1,513,609)	$(36,747,881)
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	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	367,087	$12,454,882	452,164	$12,807,877
Shares issued to shareholders in payment of distributions declared	96,233	2,951,475	11,195	281,554
Shares redeemed	(279,838)	(9,391,119)	(586,801)	(16,383,171)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	183,482	$6,015,238	(123,442)	$(3,293,740)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,086,548	$210,022,546	5,158,792	$147,580,437
Shares issued to shareholders in payment of distributions declared	362,552	11,177,480	24,658	620,641
Shares redeemed	(1,592,220)	(53,112,609)	(1,993,157)	(56,487,223)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,856,880	$168,087,417	3,190,293	$91,713,855

	Six Months Ended 4/30/2018		Period Ended 10/31/2017[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	755,976	$24,696,176	1,768	$55,019
Shares issued to shareholders in payment of distributions declared	42,382	1,296,023	—	—
Shares redeemed	(40,645)	(1,339,367)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	757,713	$24,652,832	1,768	$55,019
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	8,156,325	$275,087,657	(548,909)	$(2,146,603)
1	Reflects operations for the period from September 1, 2017 (date of initial investment) to October 31, 2017.
4. FEDERAL TAX INFORMATION
At April 30, 2018, the cost of investments for federal tax purposes was $1,047,093,864. The net unrealized appreciation of investments for federal tax purposes was $372,536,589. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $399,066,513 and net unrealized depreciation from investments for those securities having an excess of cost over value of $26,529,924.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund's average daily net assets. Prior to September 1, 2017, the annual advisory fee was equal to 1.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2018, the Adviser waived $236,356 of its fee and reimbursed $189,106 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2018, the Adviser reimbursed $84,035.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2018, the Sub-Adviser earned a fee of $3,135,820.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$544,463	$(108,893)
Class B Shares	66,043	–
Class C Shares	604,525	–
Class R Shares	129,982	(77,989)
TOTAL	$1,345,013	$(186,882)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2018, FSC retained $465,109 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2018, FSC retained $45,719 in sales charges from the sale of Class A Shares. FSC also retained $12,495 and $4,664 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2018, FSSC received $59,924 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective September 1, 2017, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C,
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Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.35%, 2.02%, 1.98%, 1.35%, 0.89% and 0.88% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transaction
During the six months ended April 30, 2018, the Fund engaged in sales transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sales transactions complied with Rule 17a-7 under the Act and amounted to $8,168,033.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2018, were as follows:
Purchases	$332,360,692
Sales	$187,398,955
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the
Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also
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requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2018, the Fund had no outstanding loans. During the six months ended April 30, 2018, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2018, there were no outstanding loans. During the six months ended April 30, 2018, the program was not utilized.
10. SUBSEQUENT EVENT
Effective June 18, 2018, Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,143.30	$7.17
Class B Shares	$1,000	$1,139.90	$10.61
Class C Shares	$1,000	$1,139.90	$10.40
Class R Shares	$1,000	$1,143.30	$6.91
Institutional Shares	$1,000	$1,145.90	$4.74
Class R6 Shares	$1,000	$1,145.70	$4.68
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.10	$6.76
Class B Shares	$1,000	$1,014.90	$9.99
Class C Shares	$1,000	$1,015.10	$9.79
Class R Shares	$1,000	$1,018.40	$6.51
Institutional Shares	$1,000	$1,020.40	$4.46
Class R6 Shares	$1,000	$1,020.40	$4.41
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.35%
Class B Shares	2.00%
Class C Shares	1.96%
Class R Shares	1.30%
Institutional Shares	0.89%
Class R6 Shares	0.88%
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Evaluation and Approval of Advisory Contract–May 2017
Federated kaufmann small CAP fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term at its May 2017 meetings. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors
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listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) and any subadviser and their advisory affiliates, for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which
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include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of the other factors considered relevant by the Board. The Senior Officer noted that, in 2016, while the Fund's expenses were above median relative to its peers, those fees remained reasonable in light of its unique bottom-up investment process, the relative expense of that process, the resulting estimated profitability of the Fund over time, and the performance generated over time compared to its peers.
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For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the
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reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.
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Thus, the Board's approval of the advisory and subadvisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Kaufmann Small Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172636
CUSIP 314172628
CUSIP 314172610
CUSIP 314172537
CUSIP 31421N402
CUSIP 31421N683
28534 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2018
Share Class | Ticker	A | FGSAX	C | FGSCX	Institutional | FGSIX	R6 | FGSKX

Federated MDT Mid Cap Growth Fund
Fund Established 1984

A Portfolio of Federated Equity Funds
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2017 through April 30, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2018, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	29.0%
Industrials	18.1%
Consumer Discretionary	18.0%
Health Care	13.9%
Financials	7.9%
Consumer Staples	5.1%
Materials	4.8%
Energy	1.3%
Securities Lending Collateral[2]	1.1%
Cash Equivalents[3]	1.9%
Other Assets and Liabilities—Net[4]	(1.1)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Consumer Discretionary—18.0%
27,082	[1]	AMC Networks, Inc.	$1,408,264
11,359	[1]	AutoZone, Inc.	7,093,923
63,262		Block (H&R), Inc.	1,749,194
12,030	[1]	Burlington Stores, Inc.	1,634,275
93,066		D. R. Horton, Inc.	4,107,933
7,213	[1,2]	Floor & Decor Holdings, Inc.	400,971
72,035		Foot Locker, Inc.	3,103,268
74,300	[1,2]	GNC Holdings, Inc.	263,765
21,745	[2]	Harley-Davidson, Inc.	894,372
14,171	[1]	Hilton Grand Vacations, Inc.	609,353
20,033		Kohl's Corp.	1,244,450
21,401		Lear Corp.	4,001,345
113,703	[1]	Live Nation Entertainment, Inc.	4,487,857
11,117	[1]	Lululemon Athletica, Inc.	1,109,477
85,066	[1]	MSG Networks, Inc.	1,743,853
29,603	[1]	Michaels COS, Inc.	551,208
17,471	[1]	O'Reilly Automotive, Inc.	4,473,799
5,207	[2]	Polaris Industries, Inc., Class A	545,798
15,246		Pool Corp.	2,116,297
58,368	[1]	Qurate Retail Group, Inc.	1,366,395
180,593		Toll Brothers, Inc.	7,613,801
44,422		Tupperware Brands Corp.	1,979,444
141,535	[1]	Urban Outfitters, Inc.	5,699,614
13,503		Wynn Resorts Ltd.	2,514,124
		TOTAL	60,712,780
		Consumer Staples—5.1%
19,600	[2]	Campbell Soup Co.	799,288
136,963		Church and Dwight, Inc.	6,327,691
8,559		Energizer Holdings, Inc.	490,944
14,659		Kellogg Co.	863,415
83,404		McCormick & Co., Inc.	8,791,616
		TOTAL	17,272,954
		Energy—1.3%
6,885	[1]	Antero Resources Corp.	130,815
64,411		Cabot Oil & Gas Corp., Class A	1,540,067
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Shares			Value
		COMMON STOCKS—continued
		Energy—continued
40,965	[1]	Continental Resources, Inc.	$2,706,148
		TOTAL	4,377,030
		Financials—7.9%
63,384		Ally Financial, Inc.	1,654,322
13,297		Ameriprise Financial, Inc.	1,864,372
132,356		Citizens Financial Group, Inc.	5,491,450
15,177		MSCI, Inc., Class A	2,273,970
53,729		Moody's Corp.	8,714,844
25,704		Progressive Corp., OH	1,549,694
13,792	[1]	Signature Bank	1,753,653
46,862		TD Ameritrade Holding Corp.	2,722,214
38,715		Waddell & Reed Financial, Inc., Class A	783,592
		TOTAL	26,808,111
		Health Care—13.9%
15,583	[1]	Abiomed, Inc.	4,689,704
32,101	[1,2]	Agios Pharmaceuticals, Inc.	2,693,595
24,982	[1]	Align Technology, Inc.	6,241,753
22,516	[1]	Athenahealth, Inc.	2,757,534
12,929		Cooper Cos., Inc.	2,956,992
40,211	[1]	Edwards Lifesciences Corp.	5,121,273
46,127	[1]	Exelixis, Inc.	960,364
23,345	[1]	Henry Schein, Inc.	1,774,220
19,258	[1]	IDEXX Laboratories, Inc.	3,745,488
9,442	[1]	Illumina, Inc.	2,274,861
64,961	[1]	Veeva Systems, Inc.	4,555,715
5,024	[1]	Waters Corp.	946,572
3,853	[1]	Wellcare Health Plans, Inc.	790,481
87,873		Zoetis, Inc.	7,335,638
		TOTAL	46,844,190
		Industrials—18.1%
12,993		Acuity Brands, Inc.	1,556,172
1,226		Allegion PLC	94,623
225,244		Allison Transmission Holdings, Inc.	8,782,263
20,061		C.H. Robinson Worldwide, Inc.	1,846,214
51,609		Cintas Corp.	8,789,013
118,248	[1]	Copart, Inc.	6,040,108
2,348	[1]	CoStar Group, Inc.	860,918
36,560		Cummins, Inc.	5,844,481
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Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
23,662		Fortive Corp.	$1,663,675
12,137		Grainger (W.W.), Inc.	3,414,745
8,491		Huntington Ingalls Industries, Inc.	2,065,096
92,593	[1]	Jet Blue Airways Corp.	1,776,860
6,501		KAR Auction Services, Inc.	337,987
1,408		Landstar System, Inc.	143,123
22,802		Lincoln Electric Holdings	1,889,602
3,665		MSC Industrial Direct Co.	316,803
21,458		Old Dominion Freight Lines, Inc.	2,872,368
35,233		Pitney Bowes, Inc.	360,081
107,189		R.R. Donnelley & Sons Co.	905,747
5,560		Snap-On, Inc.	807,590
17,006		Toro Co.	992,980
50,395	[1]	TransUnion	3,271,139
27,044	[1]	Univar, Inc.	745,333
27,134	[1]	Verisk Analytics, Inc.	2,888,414
14,357	[1]	XPO Logistics, Inc.	1,394,926
22,293		Xylem, Inc.	1,625,160
		TOTAL	61,285,421
		Information Technology—29.0%
100,510		Applied Materials, Inc.	4,992,332
2,802	[1]	Atlassian Corp. PLC	156,856
51,751		Booz Allen Hamilton Holding Corp.	2,050,892
575	[1]	Coherent, Inc.	96,727
18,960	[1]	CoreLogic, Inc.	938,520
25,921		DXC Technology Co.	2,671,418
150,598	[1]	Fortinet, Inc.	8,337,105
58,038	[1]	GoDaddy, Inc.	3,746,933
53,608	[1]	IAC Interactive Corp.	8,692,001
6,972	[1]	IPG Photonics Corp.	1,485,245
18,088		KLA-Tencor Corp.	1,840,273
35,156		Lam Research Corp.	6,505,969
147,838		Maxim Integrated Products, Inc.	8,057,171
5,330		Motorola, Inc.	585,394
73,944		National Instruments Corp.	3,023,570
57,720		NetApp, Inc.	3,842,998
3,987	[1]	PTC, Inc.	328,329
17,127	[1]	Palo Alto Networks, Inc.	3,297,119
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Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
55,095	[1]	Red Hat, Inc.	$8,983,791
52,456	[1]	ServiceNow, Inc.	8,715,040
20,801	[1]	Splunk, Inc.	2,135,223
82,086		Total System Services, Inc.	6,900,149
239,190		Western Union Co.	4,724,003
2,949	[1]	Workday, Inc.	368,153
26,213		Xilinx, Inc.	1,683,923
28,272	[1]	Zebra Technologies Corp., Class A	3,811,914
		TOTAL	97,971,048
		Materials—4.8%
47,706		Avery Dennison Corp.	5,000,066
104,379	[1]	Berry Global Group, Inc.	5,740,845
2,757		Grace (W.R.) & Co.	188,689
6,027		Huntsman Corp.	179,424
68,178	[1]	Owens-Illinois, Inc.	1,386,058
36,464		Westlake Chemical Corp.	3,900,554
		TOTAL	16,395,636
		TOTAL COMMON STOCKS (IDENTIFIED COST $298,160,099)	331,667,170
		INVESTMENT COMPANIES—3.0%
3,639,075		Federated Government Obligations Fund, Institutional Shares, 1.60%[3]	3,639,075
6,378,465		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.91%[3]	6,378,465
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $10,016,381)	10,017,540
		TOTAL INVESTMENT IN SECURITIES—101.1% (IDENTIFIED COST $308,176,480)[4]	341,684,710
		OTHER ASSETS AND LIABILITIES - NET—(1.1)%[5]	(3,734,692)
		TOTAL NET ASSETS—100%	$337,950,018
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Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2018, were as follows:
	Federated Government Obligations Fund, Institutional Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2017	—	5,772,753	5,772,753
Purchases/Additions	5,518,317	37,059,805	42,578,122
Sales/Reductions	(1,879,242)	(36,454,093)	(38,333,335)
Balance of Shares Held 4/30/2018	3,639,075	6,378,465	10,017,540
Value	$3,639,075	$6,378,465	$10,017,540
Change in Unrealized Appreciation/Depreciation	N/A	$1,048	$1,048
Net Realized Gain/(Loss)	N/A	$(1,517)	$(1,517)
Dividend Income	$-	$49,004	$49,004
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2018, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$43.07	$33.37	$42.50	$48.23	$47.18	$34.77
Income From Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.04)	0.05	(0.03)	0.08	0.09
Net realized and unrealized gain (loss)	3.57	10.06	(0.77)	1.01	6.88	12.32
TOTAL FROM INVESTMENT OPERATIONS	3.50	10.02	(0.72)	0.98	6.96	12.41
Less Distributions:
Distributions from net investment income	—	(0.02)	—	(0.07)	—	—
Distributions from net realized gain	(5.50)	(0.30)	(8.41)	(6.64)	(5.91)	—
TOTAL DISTRIBUTIONS	(5.50)	(0.32)	(8.41)	(6.71)	(5.91)	—
Net Asset Value, End of Period	$41.07	$43.07	$33.37	$42.50	$48.23	$47.18
Total Return[2]	8.69%	30.20%	(2.07)%	1.96%	16.50%	35.69%
Ratios to Average Net Assets:
Net expenses	1.22%[3]	1.22%	1.22%	1.22%	1.22%	1.22%[4]
Net investment income (loss)	(0.33)%[3]	(0.10)%	0.16%	(0.08)%	0.17%	0.23%
Expense waiver/reimbursement[5]	0.07%[3]	0.10%	0.11%	0.07%	0.06%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$241,829	$236,955	$206,210	$246,414	$269,537	$257,734
Portfolio turnover	72%	109%	115%	122%	41%	124%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio was 1.22% for the year ended October 31, 2013, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$32.11	$25.12	$34.27	$40.36	$40.68	$30.21
Income From Investment Operations:
Net investment income (loss)[1]	(0.16)	(0.25)	(0.15)	(0.30)	(0.22)	(0.19)
Net realized and unrealized gain (loss)	2.59	7.54	(0.59)	0.85	5.81	10.66
TOTAL FROM INVESTMENT OPERATIONS	2.43	7.29	(0.74)	0.55	5.59	10.47
Less Distributions:
Distributions from net realized gain	(5.50)	(0.30)	(8.41)	(6.64)	(5.91)	—
Net Asset Value, End of Period	$29.04	$32.11	$25.12	$34.27	$40.36	$40.68
Total Return[2]	8.28%	29.25%	(2.78)%	1.18%	15.66%	34.66%
Ratios to Average Net Assets:
Net expenses	1.97%[3]	1.97%	1.97%	1.97%	1.97%	1.97%[4]
Net investment income (loss)	(1.09)%[3]	(0.85)%	(0.60)%	(0.83)%	(0.58)%	(0.53)%
Expense waiver/reimbursement[5]	0.08%[3]	0.12%	0.13%	0.09%	0.10%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,267	$10,613	$9,188	$11,509	$12,666	$12,032
Portfolio turnover	72%	109%	115%	122%	41%	124%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio was 1.97% for the year ended October 31, 2013, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$44.01	$34.09	$43.14	$48.88	$47.63	$35.01
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	0.07	0.14	0.08	0.20	0.20
Net realized and unrealized gain (loss)	3.65	10.25	(0.78)	1.01	6.96	12.42
TOTAL FROM INVESTMENT OPERATIONS	3.63	10.32	(0.64)	1.09	7.16	12.62
Less Distributions:
Distributions from net investment income	—	(0.10)	—	(0.19)	—	—
Distributions from net realized gain	(5.50)	(0.30)	(8.41)	(6.64)	(5.91)	—
TOTAL DISTRIBUTIONS	(5.50)	(0.40)	(8.41)	(6.83)	(5.91)	—
Net Asset Value, End of Period	$42.14	$44.01	$34.09	$43.14	$48.88	$47.63
Total Return[2]	8.82%	30.52%	(1.81)%	2.19%	16.80%	36.05%
Ratios to Average Net Assets:
Net expenses	0.97%[3]	0.97%	0.97%	0.97%	0.97%	0.97%[4]
Net investment income (loss)	(0.12)% [3]	0.19%	0.41%	0.19%	0.43%	0.48%
Expense waiver/reimbursement[5]	0.05%[3]	0.11%	0.07%	0.05%	0.07%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,977	$24,559	$40,057	$49,554	$75,756	$93,618
Portfolio turnover	72%	109%	115%	122%	41%	124%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio was 0.97% for the year ended October 31, 2013, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$40.80	$31.53	$40.74	$46.63	$46.02	$34.07
Income From Investment Operations:
Net investment income (loss)[1]	(0.01)	0.04	(0.07)	(0.23)	(0.17)	(0.12)
Net realized and unrealized gain (loss)	3.36	9.53	(0.73)	0.98	6.69	12.07
TOTAL FROM INVESTMENT OPERATIONS	3.35	9.57	(0.80)	0.75	6.52	11.95
Less Distributions:
Distributions from net realized gain	(5.50)	(0.30)	(8.41)	(6.64)	(5.91)	—
Net Asset Value, End of Period	$38.65	$40.80	$31.53	$40.74	$46.63	$46.02
Total Return[2]	8.82%	30.54%	(2.42)%	1.49%	15.89%	35.07%
Ratios to Average Net Assets:
Net expenses	0.96%[3]	0.96%	1.61%	1.69%	1.72%	1.67%[4]
Net investment income (loss)	(0.08)% [3]	0.12%	(0.22)%	(0.55)%	(0.37)%	(0.30)%
Expense waiver/reimbursement[5]	0.02%[3]	0.04%	0.05%	0.01%	0.08%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,877	$37,815	$1,529	$1,831	$2,150	$4,532
Portfolio turnover	72%	109%	115%	122%	41%	124%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio was 1.67% for the year ended October 31, 2013, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
April 30, 2018 (unaudited)
Assets:
Investment in securities, at value including $3,451,881 of securities loaned and $10,017,540 of investment in affiliated holdings (identified cost $308,176,480)		$341,684,710
Income receivable		69,371
Receivable for investments sold		5,058,463
Receivable for shares sold		685,117
Other assets		10,206
TOTAL ASSETS		347,507,867
Liabilities:
Payable for investments purchased	$5,243,177
Payable for shares redeemed	417,735
Payable for collateral due to broker for securities lending	3,639,075
Payable to adviser (Note 5)	6,887
Payable for administrative fees (Note 5)	747
Payable for distribution services fee (Note 5)	7,327
Payable for other service fees (Notes 2 and 5)	117,308
Accrued expenses (Note 5)	125,593
TOTAL LIABILITIES		9,557,849
Net assets for 8,385,902 shares outstanding		$337,950,018
Net Assets Consist of:
Paid-in capital		$274,460,380
Net unrealized appreciation		33,508,230
Accumulated net realized gain		30,465,299
Accumulated net investment (loss)		(483,891)
TOTAL NET ASSETS		$337,950,018
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($241,829,230 ÷ 5,888,003 shares outstanding), no par value, unlimited shares authorized	$41.07
Offering price per share (100/94.50 of $41.07)	$43.46
Redemption proceeds per share	$41.07
Class C Shares:
Net asset value per share ($12,267,153 ÷ 422,485 shares outstanding), no par value, unlimited shares authorized	$29.04
Offering price per share	$29.04
Redemption proceeds per share (99.00/100 of $29.04)	$28.75
Institutional Shares:
Net asset value per share ($43,976,978 ÷ 1,043,663 shares outstanding), no par value, unlimited shares authorized	$42.14
Offering price per share	$42.14
Redemption proceeds per share	$42.14
Class R6 Shares:
Net asset value per share ($39,876,657 ÷ 1,031,751 shares outstanding), no par value, unlimited shares authorized	$38.65
Offering price per share	$38.65
Redemption proceeds per share	$38.65
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended April 30, 2018 (unaudited)
Investment Income:
Dividends (including $49,004 received from an affiliated holding, see footnotes to Portfolio of Investments)			$1,456,272
Expenses:
Investment adviser fee (Note 5)		$1,230,793
Administrative fee (Note 5)		131,530
Custodian fees		12,135
Transfer agent fee (Note 2)		181,238
Directors'/Trustees' fees (Note 5)		1,588
Auditing fees		13,424
Legal fees		3,960
Portfolio accounting fees		56,163
Distribution services fee (Note 5)		46,376
Other service fees (Notes 2 and 5)		318,724
Share registration costs		36,195
Printing and postage		19,983
Miscellaneous (Note 5)		13,026
TOTAL EXPENSES		2,065,135
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(27,021)
Reimbursement of other operating expenses (Notes 2 and 5)	(72,935)
TOTAL WAIVER AND REIMBURSEMENTS		(99,956)
Net expenses			1,965,179
Net investment income (loss)			(508,907)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(1,517) on sales of investments in affiliated holdings)			32,064,418
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $1,048 of investments in affiliated holdings)			(5,246,489)
Net realized and unrealized gain on investments			26,817,929
Change in net assets resulting from operations			$26,309,022
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(508,907)	$(243,288)
Net realized gain	32,064,418	41,154,337
Net change in unrealized appreciation/depreciation	(5,246,489)	35,060,157
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	26,309,022	75,971,206
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(19,133)
Institutional Shares	—	(27,442)
Distributions from net realized gain
Class A Shares	(29,965,706)	(1,929,553)
Class B Shares	(327,239)	(25,753)
Class C Shares	(1,804,338)	(110,481)
Institutional Shares	(3,136,146)	(500,196)
Class R6 Shares	(5,071,489)	(14,856)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(40,304,918)	(2,627,414)
Share Transactions:
Proceeds from sale of shares	40,926,487	62,036,141
Net asset value of shares issued to shareholders in payment of distributions declared	37,448,217	2,434,732
Cost of shares redeemed	(38,321,359)	(85,181,961)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	40,053,345	(20,711,088)
Change in net assets	26,057,449	52,632,704
Net Assets:
Beginning of period	311,892,569	259,259,865
End of period (including undistributed (accumulated) net investment income (loss) of $(483,891) and $25,016, respectively)	$337,950,018	$311,892,569
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
April 30, 2018 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 portfolios. The financial statements included herein are only those of Federated MDT Mid Cap Growth Fund, a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is appreciation of capital.
On February 2, 2018, Class B Shares were converted into the Fund's existing Class A Shares at the close of business pursuant to a Plan of Conversion approved by the Fund's Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder's investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
15

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
16

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
17

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $99,956 is disclosed in various locations in this Note 2 and Note 5. For the six months ended April 30, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$145,649	$(62,949)
Class B Shares	957	(618)
Class C Shares	7,153	(3,419)
Institutional Shares	16,391	(5,949)
Class R6 Shares	11,088	—
TOTAL	$181,238	$(72,935)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$303,265
Class B Shares	1,281
Class C Shares	14,178
TOTAL	$318,724
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund
Semi-Annual Shareholder Report
18

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2018, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$3,451,881	$3,639,075
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	211,259	$8,802,877	261,233	$9,990,364
Shares issued to shareholders in payment of distributions declared	698,338	27,465,618	48,870	1,786,181
Shares redeemed	(522,599)	(21,649,430)	(988,616)	(37,919,829)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	386,998	$14,619,065	(678,513)	$(26,143,284)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,077	$29,292	74	$2,048
Shares issued to shareholders in payment of distributions declared	10,944	297,555	884	23,745
Shares redeemed	(74,055)	(2,127,515)	(31,413)	(881,204)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(62,034)	$(1,800,668)	(30,455)	$(855,411)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	68,076	$2,009,741	78,570	$2,257,534
Shares issued to shareholders in payment of distributions declared	61,023	1,701,339	3,753	102,954
Shares redeemed	(37,188)	(1,102,703)	(117,569)	(3,391,505)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	91,911	$2,608,377	(35,246)	$(1,031,017)
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	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	676,084	$28,892,356	406,081	$15,536,332
Shares issued to shareholders in payment of distributions declared	72,764	2,933,122	13,637	508,263
Shares redeemed	(263,246)	(11,019,083)	(1,036,726)	(39,225,919)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	485,602	$20,806,395	(617,008)	$(23,181,324)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	30,712	$1,192,221	978,045	$34,249,863
Shares issued to shareholders in payment of distributions declared	136,613	5,050,583	393	13,589
Shares redeemed	(62,457)	(2,422,628)	(100,036)	(3,763,504)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	104,868	$3,820,176	878,402	$30,499,948
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,007,345	$40,053,345	(482,820)	$(20,711,088)
4. FEDERAL TAX INFORMATION
At April 30, 2018, the cost of investments for federal tax purposes was $308,176,480. The net unrealized appreciation of investments for federal tax purposes was $33,508,230. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $46,704,674 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,196,444.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2018, the Adviser voluntarily waived $24,610 of its fee and voluntarily reimbursed $72,935 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2018, the Adviser reimbursed $2,411.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$3,843
Class C Shares	42,533
TOTAL	$46,376
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2018, FSC retained $8,982 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2018, FSC retained $4,507 in sales charges from the sale of Class A Shares. FSC also retained $1,078 of CDSC relating to redemptions of Class B Shares and $465 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2018, FSSC received $25,644 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.22%, 1.97%, 0.97% and 0.96% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2018, were as follows:
Purchases	$232,103,149
Sales	$233,097,677
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2018, the Fund had no outstanding loans. During the six months ended April 30, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2018, there were no outstanding loans. During the six months ended April 30, 2018, the program was not utilized.
9. SUBSEQUENT EVENT
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,086.90	$6.31
Class C Shares	$1,000	$1,082.80	$10.17
Institutional Shares	$1,000	$1,088.20	$5.02
Class R6 Shares	$1,000	$1,088.20	$4.97
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.80	$6.11
Class C Shares	$1,000	$1,015.00	$9.84
Institutional Shares	$1,000	$1,020.00	$4.86
Class R6 Shares	$1,000	$1,020.00	$4.81
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.22%
Class C Shares	1.97%
Institutional Shares	0.97%
Class R6 Shares	0.96%
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Evaluation and Approval of Advisory Contract–May 2017
Federated MDT Mid cap growth fund (the “Fund”)
(formerly, Federated MDT Mid-Cap Growth Strategies Fund)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above.
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Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated MDTA LLC (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for
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exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
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For the periods covered by the Evaluation, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and five-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact
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that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
34

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
35

Federated MDT Mid Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172107
CUSIP 314172305
CUSIP 314172198
CUSIP 314172529
8010409 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2018
Share Class | Ticker	A | FMAAX	B | FMBBX	C | FMRCX	Institutional | FMIIX

Federated Absolute Return Fund
Fund Established 2000

A Portfolio of Federated Equity Funds
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2017 through April 30, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Equity Securities	62.3%
Adjustment for Futures Contracts (notional value)[2]	26.9%
Collateral on Deposit for Securities Sold Short	69.8%
International Equity Securities	14.5%
U.S. Treasury Securities	13.1%
Purchased Put Options	0.4%
Purchased Call Options	1.6%
Securities Sold Short	(60.4)%
Futures Contracts—Short (notional value)[2]	(27.4)%
Cash Equivalents[3]	0.9%
Other Assets and Liabilities—Net[4]	(1.7)%
TOTAL	100.0%
At April 30, 2018, the Fund's sector composition5 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Information Technology	27.6%
Financials	18.8%
Health Care	16.9%
Consumer Discretionary	15.0%
Industrials	10.2%
Materials	6.0%
Energy	3.2%
Telecommunication Services	1.4%
Real Estate	0.9%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	More complete information regarding the Fund's direct investments in futures contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts less liabilities. See Statement of Assets and Liabilities.
5	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2018 (unaudited)
Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—76.8%
		Air Freight & Logistics—0.8%
10,000	[1]	XPO Logistics, Inc.	$971,600
		Airlines—4.8%
50,000		Delta Air Lines, Inc.	2,611,000
40,000		Southwest Airlines Co.	2,113,200
30,000	[1]	Spirit Airlines, Inc.	1,071,600
		TOTAL	5,795,800
		Automobiles—2.9%
10,000		Bayerische Motoren Werke AG	1,116,093
40,000		General Motors Co.	1,469,600
30,000		Subaru Corp.	1,007,496
		TOTAL	3,593,189
		Banks—7.8%
60,000		Bank of America Corp.	1,795,200
32,000		Citigroup, Inc.	2,184,640
17,000		JPMorgan Chase & Co.	1,849,260
10,000		PNC Financial Services Group	1,456,100
30,000		Sumitomo Mitsui Financial Group, Inc.	1,245,159
20,000		Wells Fargo & Co.	1,039,200
		TOTAL	9,569,559
		Biotechnology—5.8%
16,000		AbbVie, Inc.	1,544,800
20,000	[1]	Aimmune Therapeutics, Inc.	620,800
8,000	[1]	Alexion Pharmaceuticals, Inc.	941,040
20,000	[1]	Array BioPharma, Inc.	271,200
6,000	[1]	BeiGene Ltd., ADR	1,017,480
8,000	[1]	BioMarin Pharmaceutical, Inc.	668,080
5,000	[1]	Bluebird Bio, Inc.	850,750
20,000	[1]	Exelixis, Inc.	416,400
5,000	[1]	Vertex Pharmaceuticals, Inc.	765,800
		TOTAL	7,096,350
		Capital Markets—2.5%
65,000	[1]	Credit Suisse Group AG	1,092,089
Semi-Annual Shareholder Report
2

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Capital Markets—continued
8,000		Goldman Sachs Group, Inc.	$1,906,640
		TOTAL	2,998,729
		Chemicals—1.2%
30,000		Olin Corp.	905,700
12,000		RPM International, Inc.	579,600
		TOTAL	1,485,300
		Communications Equipment—2.5%
30,000	[1]	Ciena Corp.	772,500
50,000		Cisco Systems, Inc.	2,214,500
		TOTAL	2,987,000
		Consumer Finance—1.5%
20,000		Capital One Financial Corp.	1,812,400
		Diversified Financial Services—1.4%
9,000	[1]	Berkshire Hathaway, Inc., Class B	1,743,570
		Diversified Telecommunication Services—1.1%
40,000		AT&T, Inc.	1,308,000
		Electronic Equipment Instruments & Components—0.4%
3,000	[1]	Coherent, Inc.	504,660
		Health Care Providers & Services—3.7%
12,000	[1]	Centene Corp.	1,302,960
8,000		Cigna Corp.	1,374,560
8,000		UnitedHealth Group, Inc.	1,891,200
		TOTAL	4,568,720
		Hotels, Restaurants & Leisure—3.1%
100,000	[1]	Caesars Entertainment Corp.	1,135,000
10,000		McDonald's Corp.	1,674,400
30,000		Melco Resorts & Entertainment, ADR	936,300
		TOTAL	3,745,700
		Household Durables—3.4%
40,000		KB HOME	1,062,000
500	[1]	NVR, Inc.	1,550,000
50,000		Pulte Group, Inc.	1,518,000
		TOTAL	4,130,000
		Insurance—1.2%
14,000		Prudential Financial, Inc.	1,488,480
Semi-Annual Shareholder Report
3

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Internet Software & Services—4.7%
1,600	[1]	Alphabet, Inc., Class A	$1,629,728
1,600	[1]	Alphabet, Inc., Class C	1,627,728
20,000	[1]	eBay, Inc.	757,600
10,000	[1]	Facebook, Inc., Class A	1,720,000
		TOTAL	5,735,056
		IT Services—0.7%
10,000		Cognizant Technology Solutions Corp., Class A	818,200
		Machinery—2.3%
6,000		Cummins, Inc.	959,160
4,000		Fanuc Ltd.	860,793
50,000		Wabash National Corp.	1,003,000
		TOTAL	2,822,953
		Metals & Mining—2.7%
800,000		Angang Steel Co., Ltd., Class H	857,620
200,000	[1]	Atlantic Gold Corp.	288,173
120,000		HudBay Minerals, Inc.	838,351
4,315	[1]	Lithion Energy	336
16,000		Nucor Corp.	985,920
200,000	[1]	Wesdome Gold Mines Ltd.	294,404
		TOTAL	3,264,804
		Oil Gas & Consumable Fuels—2.5%
80,000	[1]	Callon Petroleum Corp.	1,112,800
8,000	[1]	Diamondback Energy, Inc.	1,027,600
30,000	[1]	Parsley Energy, Inc., Class A	900,900
		TOTAL	3,041,300
		Paper & Forest Products—0.7%
22,000		Norbord, Inc.	908,478
		Pharmaceuticals—3.4%
12,000		Bristol-Myers Squibb Co.	625,560
8,000	[1]	Jazz Pharmaceuticals PLC	1,216,320
46,000		Pfizer, Inc.	1,684,060
22,000	[1]	Revance Therapeutics, Inc.	614,900
		TOTAL	4,140,840
		Real Estate Management & Development—0.7%
240,000		China Overseas Land & Investment Ltd.	801,718
Semi-Annual Shareholder Report
4

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Semiconductors & Semiconductor Equipment—4.6%
8,000		Applied Materials, Inc.	$397,360
30,000	[1]	Ichor Holdings Ltd.	663,000
45,000		Intel Corp.	2,322,900
3,000		Lam Research Corp.	555,180
8,000		Microchip Technology, Inc.	669,280
22,000	[1]	Micron Technology, Inc.	1,011,560
		TOTAL	5,619,280
		Software—6.3%
14,000	[1]	Check Point Software Technologies Ltd.	1,351,140
20,000		Microsoft Corp.	1,870,400
38,000		Open Text Corp.	1,342,540
50,000		Oracle Corp.	2,283,500
10,000	[1]	Synopsys, Inc.	855,100
		TOTAL	7,702,680
		Specialty Retail—2.1%
7,000		Home Depot, Inc.	1,293,600
5,000	[1]	Ulta Beauty, Inc.	1,254,550
		TOTAL	2,548,150
		Technology Hardware Storage & Peripherals—2.0%
1,000		Samsung Electronics Co. Ltd.	2,453,192
		TOTAL COMMON STOCKS (IDENTIFIED COST $84,698,936)	93,655,708
		U.S. TREASURY—13.1%
$16,000,000	[2]	United States Treasury Bills, 1.535%[3], 5/10/2018 (IDENTIFIED COST $15,993,990)	15,993,781
		PURCHASED PUT OPTIONS—0.4%
		Energy Equipment & Services—0.0%
1,000		Transocean Ltd., Notional Amount $1,237,000, Exercise Price $9, Expiration Date 5/18/2018	2,500
1,000		Transocean Ltd., Notional Amount $1,237,000, Exercise Price $9, Expiration Date 8/17/2018	14,000
		TOTAL	16,500
		Hotels, Restaurants & Leisure—0.1%
40		Chipotle Mexican Grill, Inc., Notional Amount $1,693,320, Exercise Price $360, Expiration Date 1/18/2019	69,400
		Index—0.1%
2,600		SPDR S&P 500 ETF Trust, Notional Amount $68,772,600, Exercise Price $220, Expiration Date 6/15/2018	72,800
Semi-Annual Shareholder Report
5

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	PURCHASED PUT OPTIONS—continued
	Index—continued
400	SPDR S&P 500 ETF Trust, Notional Amount $10,580,400, Exercise Price $220, Expiration Date 1/18/2019	$148,000
	TOTAL	220,800
	IT Services—0.1%
200	Square, Inc., Notional Amount $946,800, Exercise Price $45, Expiration Date 1/18/2019	106,000
	Software—0.1%
100	Guidewire Software, Inc., Notional Amount $846,200, Exercise Price $85, Expiration Date 7/20/2018	43,000
400	salesforce.com, Inc., Notional Amount $4,839,600, Exercise Price $110, Expiration Date 5/18/2018	35,000
100	ServiceNow, Inc., Notional Amount $1,661,400, Exercise Price $120, Expiration Date 5/18/2018	500
150	Splunk, Inc., Notional Amount $1,539,750, Exercise Price $100, Expiration Date 5/18/2018	29,625
	TOTAL	108,125
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $900,970)	520,825
	PURCHASED CALL OPTIONS—1.6%
	Airlines—0.1%
400	American Airlines Group, Inc., Notional Amount $1,713,192, Exercise Price $46, Expiration Date 8/17/2018	78,400
700	Delta Air Lines, Inc., Notional Amount $3,655,400, Exercise Price $62.50, Expiration Date 6/15/2018	3,500
1,000	Southwest Airlines Co., Notional Amount $5,283,000, Exercise Price $65, Expiration Date 6/15/2018	7,500
800	Southwest Airlines Co., Notional Amount $4,226,400, Exercise Price $70, Expiration Date 6/15/2018	1,600
	TOTAL	91,000
	Automobiles—0.0%
1,500	Ford Motor Co., Notional Amount $1,686,000, Exercise Price $12, Expiration Date 7/20/2018	24,000
	Biotechnology—0.1%
70	Biogen, Inc., Notional Amount $1,915,200, Exercise Price $360, Expiration Date 7/20/2018	1,750
160	Clovis Oncology, Inc., Notional Amount $694,080, Exercise Price $65, Expiration Date 1/18/2019	52,800
	TOTAL	54,550
Semi-Annual Shareholder Report
6

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	PURCHASED CALL OPTIONS—continued
	Capital Markets—0.1%
1,000	Credit Suisse Group AG, Notional Amount $1,680,000, Exercise Price $18, Expiration Date 9/21/2018	$45,000
1,200	Deutsche Bank AG, Notional Amount $1,639,200, Exercise Price $20, Expiration Date 6/15/2018	1,800
2,000	Deutsche Bank AG, Notional Amount $2,732,000, Exercise Price $15, Expiration Date 7/20/2018	54,000
	TOTAL	100,800
	Chemicals—0.0%
200	Albemarle Corp., Notional Amount $1,939,200, Exercise Price $120, Expiration Date 6/15/2018	5,500
	Diversified Financial Services—0.1%
300	iShares Nasdaq Biotechnology ETF, Notional Amount $3,109,500, Exercise Price $110, Expiration Date 1/18/2019	168,000
	Food Products—0.0%
200	Bunge Ltd., Notional Amount $1,444,600, Exercise Price $80, Expiration Date 7/20/2018	22,000
	Foreign Currency—0.0%
10,000,000	Barclays CAD Call/JPY Put, Notional Amount $10,000,000, Exercise Price $85.09, Expiration Date 5/7/2018	31,494
	Index—0.7%
3,000	Financial Select Sector SPDR Fund, Notional Amount $8,235,000, Exercise Price $29, Expiration Date 6/15/2018	43,500
4,000	Financial Select Sector SPDR Fund, Notional Amount $10,980,000, Exercise Price $30, Expiration Date 5/18/2018	6,000
4,000	SPDR S&P 500 ETF Trust, Notional Amount $105,804,000, Exercise Price $277, Expiration Date 5/18/2018	46,000
6,000	SPDR S&P 500 ETF Trust, Notional Amount $158,706,000, Exercise Price $280, Expiration Date 6/15/2018	240,000
4,000	SPDR S&P 500 ETF Trust, Notional Amount $105,804,000, Exercise Price $282, Expiration Date 5/18/2018	18,000
4,600	SPDR S&P 500 ETF Trust, Notional Amount $121,674,600, Exercise Price $285, Expiration Date 6/15/2018	62,100
1,400	SPDR S&P 500 ETF Trust, Notional Amount $37,031,400, Exercise Price $285, Expiration Date 9/21/2018	216,300
2,000	SPDR S&P 500 ETF Trust, Notional Amount $52,902,000, Exercise Price $290, Expiration Date 6/15/2018	12,000
4,000	SPDR S&P 500 ETF Trust, Notional Amount $105,804,000, Exercise Price $295, Expiration Date 9/21/2018	170,000
5,000	SPDR S&P 500 ETF Trust, Notional Amount $132,255,000, Exercise Price $300, Expiration Date 6/15/2018	12,500
Semi-Annual Shareholder Report
7

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	PURCHASED CALL OPTIONS—continued
	Index—continued
700	VanEck Vectors Gold Miners ETF, Notional Amount $1,559,600, Exercise Price $23, Expiration Date 6/15/2018	$31,150
	TOTAL	857,550
	Internet Software & Services—0.3%
28	Alphabet, Inc., Notional Amount $2,848,524, Exercise Price $1,100, Expiration Date 1/18/2019	147,420
360	Facebook, Inc., Notional Amount $6,192,000, Exercise Price $180, Expiration Date 7/20/2018	168,300
	TOTAL	315,720
	Semiconductors & Semiconductor Equipment—0.1%
450	Intel Corp., Notional Amount $2,322,900, Exercise Price $55, Expiration Date 7/20/2018	57,825
360	Micron Technology, Inc., Notional Amount $1,655,280, Exercise Price $50, Expiration Date 7/15/2018	58,860
200	Qualcomm, Inc., Notional Amount $1,020,200, Exercise Price $67.50, Expiration Date 5/18/2018	600
	TOTAL	117,285
	Software—0.1%
250	Microsoft Corp., Notional Amount $2,338,000, Exercise Price $95, Expiration Date 6/15/2018	54,250
1,000	Oracle Corp., Notional Amount $4,567,000, Exercise Price $50, Expiration Date 6/15/2018	10,500
500	Oracle Corp., Notional Amount $2,283,500, Exercise Price $52.50, Expiration Date 1/18/2019	62,500
500	Oracle Corp., Notional Amount $2,283,500, Exercise Price $55, Expiration Date 5/18/2018	500
	TOTAL	127,750
	Technology Hardware Storage & Peripherals—0.0%
300	International Business Machine, Notional Amount $4,301,100, Exercise Price $160, Expiration Date 6/15/2018	6,000
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $5,896,357)	1,921,649
	INVESTMENT COMPANY—0.9%
1,097,076	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.91%[4] (IDENTIFIED COST $1,097,059)	1,097,076
	TOTAL INVESTMENT IN SECURITIES—92.8% (IDENTIFIED COST $108,587,312)[5]	113,189,039
	OTHER ASSETS AND LIABILITIES - NET—7.2%[6]	8,756,252
	TOTAL NET ASSETS—100%	$121,945,291
Semi-Annual Shareholder Report
8

SECURITIES SOLD SHORT—(60.4)%
Shares			Value in U.S. Dollars
		COMMON STOCKS—(60.4)%
		Automobiles—(2.3)%
(10,000)		Ferrari NV	$(1,226,800)
(5,500)	[1]	Tesla Motors, Inc.	(1,616,450)
		TOTAL	(2,843,250)
		Beverages—(1.1)%
(30,000)		The Coca-Cola Co.	(1,296,300)
		Commercial Services & Supplies—(1.1)%
(18,000)		Waste Connections, Inc.	(1,301,400)
		Energy Equipment & Services—(3.7)%
(50,000)		Baker Hughes a GE Co. LLC	(1,805,500)
(36,000)		National Oilwell Varco, Inc.	(1,392,120)
(20,000)		Schlumberger Ltd.	(1,371,200)
		TOTAL	(4,568,820)
		Equity Real Estate Investment Trust (REITs)—(9.4)%
(70,000)		American Homes 4 Rent, Class A	(1,414,000)
(10,000)		Boston Properties, Inc.	(1,214,100)
(20,000)		Education Realty Trust, Inc.	(658,200)
(11,000)		Federal Realty Investment Trust	(1,274,350)
(16,000)		Lamar Advertising Co., Class A	(1,019,360)
(20,000)		Regency Centers Corp.	(1,177,000)
(10,000)	[1]	SBA Communications Corp.	(1,602,300)
(8,000)		Simon Property Group, Inc.	(1,250,720)
(12,000)		SL Green Reality Corp.	(1,172,880)
(10,000)		Vornado Realty Trust L.P.	(680,300)
		TOTAL	(11,463,210)
		Food Products—(0.8)%
(17,000)		Kraft Heinz Co./The	(958,460)
		Hotels, Restaurants & Leisure—(2.4)%
(4,000)	[1]	Chipotle Mexican Grill, Inc.	(1,693,320)
(14,000)		Yum! Brands, Inc.	(1,219,400)
		TOTAL	(2,912,720)
		Household Products—(2.8)%
(18,000)		Colgate-Palmolive Co.	(1,174,140)
(10,000)		Kimberly-Clark Corp.	(1,035,400)
(16,000)		Procter & Gamble Co.	(1,157,440)
		TOTAL	(3,366,980)
Semi-Annual Shareholder Report
9

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Index—(13.0)%
(100,000)		Consumer Staples Select Sector SPDR Fund	$(5,045,000)
(130,000)		Real Estate Select Sector SPDR Fund	(4,015,700)
(60,000)		SPDR S&P Retail ETF	(2,710,800)
(80,000)		Utilities Select Sector SPDR Fund	(4,124,800)
		TOTAL	(15,896,300)
		Internet & Direct Marketing Retail—(2.1)%
(800)	[1]	Amazon.com, Inc.	(1,252,904)
(4,000)	[1]	Netflix, Inc.	(1,249,840)
		TOTAL	(2,502,744)
		Internet Software & Services—(0.7)%
(20,000)	[1]	Yelp, Inc.	(897,000)
		IT Services—(1.0)%
(25,000)	[1]	Square, Inc., Class A	(1,183,500)
		Leisure Products—(1.4)%
(20,000)		Hasbro, Inc.	(1,761,800)
		Media—(3.0)%
(30,000)		Cinemark Holdings, Inc.	(1,175,100)
(20,000)		Comcast Corp., Class A	(627,800)
(40,000)		Interpublic Group of Cos., Inc.	(943,600)
(10,000)		WPP PLC, ADR	(856,200)
		TOTAL	(3,602,700)
		Multiline Retail—(0.8)%
(14,000)		Target Corp.	(1,016,400)
		Oil Gas & Consumable Fuels—(2.2)%
(20,000)		Exxon Mobil Corp.	(1,555,000)
(20,000)		Hess Corp.	(1,139,800)
		TOTAL	(2,694,800)
		Personal Products—(0.9)%
(60,000)		Coty, Inc., Class A	(1,041,000)
		Road & Rail—(1.6)%
(14,000)		CSX Corp.	(831,460)
(8,000)		Norfolk Southern Corp.	(1,147,760)
		TOTAL	(1,979,220)
		Semiconductors & Semiconductor Equipment—(2.2)%
(6,000)		ASML Holding N.V., ADR	(1,130,700)
(7,000)		Nvidia Corp.	(1,574,300)
		TOTAL	(2,705,000)
Semi-Annual Shareholder Report
10

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Software—(5.4)%
(8,000)	[1]	Electronic Arts, Inc.	$(943,840)
(8,000)	[1]	Guidewire Software, Inc.	(676,960)
(8,000)	[1]	Salesforce.com, Inc.	(967,920)
(6,000)	[1]	ServiceNow, Inc.	(996,840)
(84,000)	[1]	Snap, Inc., Class A	(1,203,720)
(8,000)	[1]	Splunk, Inc.	(821,200)
(8,000)	[1]	Workday, Inc., Class A	(998,720)
		TOTAL	(6,609,200)
		Textiles Apparel & Luxury Goods—(2.0)%
(20,000)		Nike, Inc., Class B	(1,367,800)
(70,000)	[1]	Under Armour, Inc., Class C	(1,074,500)
		TOTAL	(2,442,300)
		Trading Companies & Distributors—(0.5)%
(2,000)		Grainger (W.W.), Inc.	(562,700)
		TOTAL SECURITIES SOLD SHORT (PROCEEDS $72,542,530)	$(73,605,804)
At April 30, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]Euro-Bono Futures, Short Futures	60	$10,605,369	June 2018	$(253,868)
[1]Euro-BTP Italian Government Bond Futures, Short Futures	40	$6,714,729	June 2018	$(220,427)
[1]Euro-Bund Futures, Short Futures	50	$9,584,707	June 2018	$(86,278)
[1]Euro-OAT Futures, Short Futures	35	$6,500,924	June 2018	$(79,537)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(640,110)
Net Unrealized Depreciation on Futures Contracts and value on Securities Sold Short is included in “Other Assets and Liabilities—Net.”
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11

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2017	8,867,662
Purchases/Additions	48,354,017
Sales/Reductions	(56,124,603)
Balance of Shares Held 4/30/2018	1,097,076
Value	$1,097,076
Change in Unrealized Appreciation/Depreciation	$407
Net Realized Gain/(Loss)	$(1,153)
Dividend Income	$22,818
1	Non-income-producing security.
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its securities sold short and outstanding futures contracts.
3	Discount rate at time of purchase.
4	7-day net yield.
5	The cost of investments for federal tax purposes was $108,586,799.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of April 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$76,028,026	$—	$—	$76,028,026
International	8,193,522[1]	9,434,160	—	17,627,682
Debt Securities:
U.S. Treasury	—	15,993,781	—	15,993,781
Purchased Put Options	520,825	—	—	520,825
Purchased Call Options	1,921,649	—	—	1,921,649
Investment Company	1,097,076	—	—	1,097,076
TOTAL SECURITIES	$87,761,098	$25,427,941	$—	$113,189,039
Other Financial Instruments:
Assets
Securities Sold Short	$—	$—	$—	$—
Futures Contracts	—	—	—	—
Liabilities
Securities Sold Short	$(73,605,804)	$—	$—	$(73,605,804)
Futures Contracts	(640,110)	—	—	(640,110)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(74,245,914)	$—	$—	$(74,245,914)
1	Includes $334 of a security transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfer shown represents the value of the security at the beginning of the period.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CAD	—Canadian Dollar
ETF	—Exchange-Traded Fund
JPY	—Japanese Yen
REITs	—Real Estate Investment Trust
SPDR	—Standard & Poor's Depositary Receipts
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.73	$9.45	$10.28	$10.07	$9.47	$9.50
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	0.01	0.01	(0.00)[2]	0.05	0.08
Net realized and unrealized gain (loss)	(0.13)	0.27	(0.84)	0.34	0.55	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	(0.16)	0.28	(0.83)	0.34	0.60	0.05
Less Distributions:
Distributions from net investment income	(0.04)	—	—	(0.13)	(0.00)[2]	(0.03)
Return of capital[3]	—	—	—	—	—	(0.05)
TOTAL DISTRIBUTIONS	(0.04)	—	—	(0.13)	(0.00)[2]	(0.08)
Net Asset Value, End of Period	$9.53	$9.73	$9.45	$10.28	$10.07	$9.47
Total Return[4]	(1.70)%	2.96%	(8.07)%	3.45%	6.38%	0.53%
Ratios to Average Net Assets:
Net expenses	1.86%[5]	1.46%	1.50%	1.50%	1.26%	1.24%
Net expenses excluding dividends and other expenses related to short sales	1.31%[5]	1.30%	1.29%	1.32%	1.26%	1.24%
Net investment income (loss)	(0.61)%[5]	0.14%	0.07%	0.03%	0.49%	0.90%
Expense waiver/reimbursement[6]	0.21%[5]	0.16%	0.11%	0.12%	0.15%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$48,491	$54,314	$69,440	$94,755	$88,588	$112,417
Portfolio turnover	75%	118%	132%	94%	117%	198%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.49	$9.28	$10.17	$9.91	$9.39	$9.41
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.06)	(0.07)	(0.07)	(0.03)	0.01
Net realized and unrealized gain (loss)	(0.13)	0.27	(0.82)	0.33	0.55	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	(0.19)	0.21	(0.89)	0.26	0.52	(0.02)
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.00)[2]	—
Net Asset Value, End of Period	$9.30	$9.49	$9.28	$10.17	$9.91	$9.39
Total Return[3]	(2.00)%	2.26%	(8.75)%	2.62%	5.59%	(0.21)%
Ratios to Average Net Assets:
Net expenses	2.58%[4]	2.21%	2.26%	2.24%	2.03%	1.99%
Net expenses excluding dividends and other expenses related to short sales	2.06%[4]	2.05%	2.04%	2.07%	2.03%	1.99%
Net investment income (loss)	(1.33)%[4]	(0.60)%	(0.68)%	(0.70)%	(0.28)%	0.16%
Expense waiver/reimbursement[5]	0.21%[4]	0.16%	0.11%	0.13%	0.15%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,955	$2,777	$4,368	$7,517	$11,193	$17,267
Portfolio turnover	75%	118%	132%	94%	117%	198%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.44	$9.23	$10.12	$9.86	$9.35	$9.37
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.06)	(0.07)	(0.07)	(0.03)	0.01
Net realized and unrealized gain (loss)	(0.13)	0.27	(0.82)	0.33	0.54	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	(0.19)	0.21	(0.89)	0.26	0.51	(0.02)
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.00)[2]	—
Net Asset Value, End of Period	$9.25	$9.44	$9.23	$10.12	$9.86	$9.35
Total Return[3]	(2.01)%	2.28%	(8.79)%	2.64%	5.50%	(0.21)%
Ratios to Average Net Assets:
Net expenses	2.61%[4]	2.21%	2.25%	2.24%	2.04%	1.99%
Net expenses excluding dividends and other expenses related to short sales	2.06%[4]	2.05%	2.04%	2.07%	2.04%	1.99%
Net investment income (loss)	(1.36)%[4]	(0.59)%	(0.67)%	(0.71)%	(0.28)%	0.15%
Expense waiver/reimbursement[5]	0.21%[4]	0.16%	0.11%	0.13%	0.15%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,760	$31,528	$48,157	$63,406	$70,323	$87,659
Portfolio turnover	75%	118%	132%	94%	117%	198%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
	2017		2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.85	$9.54	$10.35	$10.14	$9.52	$9.56
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	0.04	0.03	0.02	0.07	0.11
Net realized and unrealized gain (loss)	(0.13)	0.27	(0.84)	0.35	0.55	(0.04)
TOTAL FROM INVESTMENT OPERATIONS	(0.15)	0.31	(0.81)	0.37	0.62	0.07
Less Distributions:
Distributions from net investment income	(0.06)	—	—	(0.16)	(0.00)[2]	(0.05)
Return of capital[3]	—	—	—	—	—	(0.06)
TOTAL DISTRIBUTIONS	(0.06)	—	—	(0.16)	(0.00)[2]	(0.11)
Net Asset Value, End of Period	$9.64	$9.85	$9.54	$10.35	$10.14	$9.52
Total Return[4]	(1.52)%	3.25%	(7.83)%	3.69%	6.56%	0.75%
Ratios to Average Net Assets:
Net expenses	1.60%[5]	1.21%	1.25%	1.27%	1.04%	0.99%
Net expenses excluding dividends and other expenses related to short sales	1.06%[5]	1.05%	1.04%	1.07%	1.04%	0.99%
Net investment income (loss)	(0.35)%[5]	0.39%	0.31%	0.22%	0.72%	1.18%
Expense waiver/reimbursement[6]	0.21%[5]	0.16%	0.11%	0.11%	0.14%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,739	$52,974	$112,822	$106,928	$36,380	$27,681
Portfolio turnover	75%	118%	132%	94%	117%	198%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents return of capital for federal income tax purposes.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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17

Statement of Assets and Liabilities
April 30, 2018 (unaudited)
Assets:
Investment in securities, at value including $1,097,076 of investment in an affiliated holding (identified cost $108,587,312)		$113,189,039
Deposit at broker for short sales		85,159,105
Cash denominated in foreign currencies (identified cost $174,985)		171,764
Receivable for investments sold, net of reserve of $2,552,260 (Note 9)		462,345
Income receivable		141,567
Receivable for shares sold		58,551
Receivable for daily variation margin on futures contracts		36,831
TOTAL ASSETS		199,219,202
Liabilities:
Securities sold short, at value (proceeds $72,542,530)	$73,605,804
Payable for investments purchased	3,220,321
Payable for shares redeemed	202,975
Dividends payable on short positions	58,318
Payable for distribution services fee (Note 5)	19,007
Payable for investment adviser fee (Note 5)	1,734
Accrued expenses (Note 5)	165,752
TOTAL LIABILITIES		77,273,911
Net assets for 12,836,399 shares outstanding		$121,945,291
Net Assets Consists of:
Paid-in capital		$302,987,073
Net unrealized appreciation		341,484
Accumulated net realized loss		(180,820,564)
Accumulated net investment income (loss)		(562,702)
TOTAL NET ASSETS		$121,945,291
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($48,491,119 ÷ 5,086,008 shares outstanding), no par value, unlimited shares authorized	$9.53
Offering price per share (100/94.50 of $9.53)	$10.08
Redemption proceeds per share	$9.53
Class B Shares:
Net asset value per share ($1,955,295 ÷ 210,315 shares outstanding), no par value, unlimited shares authorized	$9.30
Offering price per share	$9.30
Redemption proceeds per share (94.50/100 of $9.30)	$8.79
Class C Shares:
Net asset value per share ($27,760,196 ÷ 3,001,273 shares outstanding), no par value, unlimited shares authorized	$9.25
Offering price per share	$9.25
Redemption proceeds per share (99.00/100 of $9.25)	$9.16
Institutional Shares:
Net asset value per share ($43,738,681 ÷ 4,538,803 shares outstanding), no par value, unlimited shares authorized	$9.64
Offering price per share	$9.64
Redemption proceeds per share	$9.64
See Notes which are an integral part of the Financial Statements
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19

Statement of Operations
Six Months Ended April 30, 2018 (unaudited)
Investment Income:
Dividends (including $22,818 received from an affiliated holding, see footnotes to Portfolio of Investments, and net of foreign tax withheld of $14,611)		$732,749
Interest		104,416
TOTAL INCOME		837,165
Expenses:
Investment adviser fee (Note 5)	$501,351
Administrative fee (Note 5)	53,584
Custodian fees	13,333
Transfer agent fees	127,445
Directors'/Trustees' fees (Note 5)	940
Auditing fees	19,136
Legal fees	4,205
Distribution services fee (Note 5)	122,043
Other service fees (Notes 2 and 5)	106,323
Portfolio accounting fees	70,414
Share registration costs	26,989
Printing and postage	19,363
Dividends and expenses related to short positions	362,771
Miscellaneous (Note 5)	15,934
TOTAL EXPENSES	1,443,831
Waiver/reimbursement of investment adviser fee (Note 5)	(141,723)
Net expenses		1,302,108
Net investment income (loss)		$(464,943)
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Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts, Short Sales, Written Options, Certain Receivables and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of $(1,153) on sales of investments in an affiliated holding) and foreign currency transactions	$18,549,779
Net realized gain on foreign exchange contracts	73,942
Net realized gain (loss) on futures contracts	(3,294,448)
Net realized gain (loss) on short sales	(1,249,496)
Net realized gain (loss) on written options	(88,667)
Net change in unrealized appreciation of investments, certain receivables and translation of assets and liabilities in foreign currency (including net change in unrealized depreciation of $407 of investments in an affiliated holding)	(15,554,520)
Net change in unrealized appreciation of foreign exchange contracts	(967,881)
Net change in unrealized depreciation of futures contracts	1,942,837
Net change in unrealized depreciation of short sales	(701,688)
Net change in unrealized depreciation of written options	1,125
Net realized and unrealized gain (loss) on investments, foreign exchange contracts, futures contracts, short sales, written options, certain receivables and foreign currency transactions	(1,289,017)
Change in net assets resulting from operations	$(1,753,960)
See Notes which are an integral part of the Financial Statements
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21

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(464,943)	$106,611
Net realized gain (loss)	13,991,110	(6,561,786)
Net change in unrealized appreciation/depreciation	(15,280,127)	11,348,330
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,753,960)	4,893,155
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(195,989)	—
Institutional Shares	(312,870)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(508,859)	—
Share Transactions:
Proceeds from sale of shares	5,836,047	19,452,119
Net asset value of shares issued to shareholders in payment of distributions declared	463,531	—
Cost of shares redeemed	(23,684,201)	(117,540,781)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(17,384,623)	(98,088,662)
Change in net assets	(19,647,442)	(93,195,507)
Net Assets:
Beginning of period	141,592,733	234,788,240
End of period (including accumulated net investment income (loss) and undistributed net investment income of $(562,702) and $411,100, respectively)	$121,945,291	$141,592,733
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Notes to Financial Statements
April 30, 2018 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of ten diversified portfolios. The financial statements included herein are only those of Federated Absolute Return Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide absolute (positive) returns with low correlation to the U.S. equity market.
Class B Shares were closed to new accounts/investors on June 1, 2015, and to new purchases/exchanges by existing shareholders on August 1, 2015. Effective February 1, 2018, exchanges of the Fund's Class B Shares are only permitted into Class B Shares of Federated Government Reserves Fund, an affiliated government money market fund, see Note 10.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
24

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver/reimbursement of $141,723 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$65,642
Class B Shares	2,955
Class C Shares	37,726
TOTAL	$106,323
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage country risk, duration risk and market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $55,873,264. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination.
At April 30, 2018, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $300,857 and $326,101, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
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Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
For the six months ended April 30, 2018, the net realized gain (loss) and the net change in unrealized gain (loss) on short sales was $(1,249,496) and $(701,688), respectively.
Option Contracts
The Fund buys/sells put and call options to seek to increase income and return and to manage country risk, currency risk, individual security risk, market risk and sector/asset risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for
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writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period end are listed in the Fund's Portfolio of Investments. At April 30, 2018, the fund had no outstanding written options.
The average market value of purchased and written options held by the Fund throughout the period was $3,205,163 and $4,614, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Purchased options, in securities at value	$2,410,980		$—
Foreign exchange contracts	Purchased options, in securities at value	31,494		—
Interest rate contracts	Receivable for daily variation margin on futures contracts	(640,110)*		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,802,364		$—
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Written Options	Purchased Options[1]	Foreign Exchange Contracts	Total
Foreign exchange contracts	$—	$—	$(23,365)	$73,942	$50,577
Equity contracts	$(3,071,932)	$(88,667)	$(1,771,353)	$—	$(4,931,952)
Interest rate contracts	$(222,516)	$—	$—	$—	$(222,516)
TOTAL	$(3,294,448)	$(88,667)	$(1,794,718)	$73,942	$(5,103,891)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Written Options	Purchased Options[2]	Foreign Exchange Contracts	Total
Foreign exchange contracts	$—	$—	$(14,838)	$(967,881)	$(982,719)
Equity contracts	$2,132,411	$1,125	$(3,458,753)	$—	$(1,325,217)
Interest rate contracts	$(189,574)	$—	$—	$—	$(189,574)
TOTAL	$1,942,837	$1,125	$(3,473,591)	$(967,881)	$(2,497,510)
1	The net realized gain (loss) on Purchased Options is found within the Net realized gain on investments and foreign currency transactions on the Statement of Operations.
2	The net change in unrealized depreciation of Purchased Options is found within the Net change in unrealized appreciation of investments, certain receivables and translation of assets and liabilities in foreign currency on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	268,025	$2,671,780	613,115	$5,837,078
Shares issued to shareholders in payment of distributions declared	17,793	175,979	—	—
Shares redeemed	(779,964)	(7,779,251)	(2,383,721)	(22,748,838)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(494,146)	$(4,931,492)	(1,770,606)	$(16,911,760)
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	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares redeemed	(82,377)	(786,310)	(178,153)	(1,663,370)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(82,377)	$(786,310)	(178,153)	$(1,663,370)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	50,740	$491,319	231,352	$2,154,694
Shares redeemed	(388,003)	(3,737,635)	(2,107,583)	(19,575,613)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(337,263)	$(3,246,316)	(1,876,231)	$(17,420,919)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	264,455	$2,672,948	1,188,375	$11,460,347
Shares issued to shareholders in payment of distributions declared	28,812	287,552	—	—
Shares redeemed	(1,131,944)	(11,381,005)	(7,641,302)	(73,552,960)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(838,677)	$(8,420,505)	(6,452,927)	$(62,092,613)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,752,463)	$(17,384,623)	(10,277,917)	$(98,088,662)
4. FEDERAL TAX INFORMATION
At April 30, 2018, the cost of investments for federal tax purposes was $108,586,799. The net unrealized appreciation of investments for federal tax purposes was $2,898,856. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,431,349 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,532,493. The amounts presented are inclusive of derivative contracts.
At October 31, 2017, the Fund had a capital loss carryforward of $165,678,790 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010; retains its character as either short-term or long-term and does not expire and is required to be utilized prior to the losses which have Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$35,117,737	$841,622	$35,959,359
2018	$111,074,244	NA	$111,074,244
2019	$18,645,187	NA	$18,645,187
At October 31, 2017, for federal tax purposes, the Fund had $1,035,245 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the Adviser voluntarily waived $140,025 of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2018, the Sub-Adviser earned a fee of $33,448.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2018, the Adviser reimbursed $1,698.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$8,865
Class C Shares	113,178
TOTAL	$122,043
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2018, FSC retained $8,059 of fees paid by the Fund. For the six months ended April 30, 2018, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2018, FSC retained $1,437 in sales charges from the sale of Class A Shares. For the six months ended April 30, 2018, FSC also retained $2,343 of CDSC relating to redemptions of Class B Shares.
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Other Service Fees
For the six months ended April 30, 2018, FSSC received $3,970 of the other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended April 30, 2018, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $600,178.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2018, total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, premiums for risk insurance policies on certain portfolio securities, interest expense, extraordinary expenses, line of credit expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.30%, 2.05%, 2.05% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2018, were as follows:
Purchases	$122,223,855
Sales	$177,704,793
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the
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Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2018, the Fund had no outstanding loans. During the six months ended April 30, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2018, there were no outstanding loans. During the six months ended April 30, 2018, the program was not utilized.
9. RECEIVABLE FROM BANKRUPTCY TRUSTEE
The amount presented on the Statement of Assets and Liabilities, under the caption receivable for investments sold, includes net realizable proceeds of $410,780 which represents the estimated amount expected to be received from the bankruptcy trustee for certain security transactions executed through Lehman Brothers in 2008.
10. Subsequent Events
Effective June 18, 2018, Class B Shares may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$983.00	$9.15[2]
Class B Shares	$1,000	$980.00	$12.67[3]
Class C Shares	$1,000	$979.90	$12.81[4]
Institutional Shares	$1,000	$984.80	$7.87[5]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.57	$9.30[2]
Class B Shares	$1,000	$1,012.00	$12.87[3]
Class C Shares	$1,000	$1,011.85	$13.02[4]
Institutional Shares	$1,000	$1,016.86	$8.00[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.86%
Class B Shares	2.58%
Class C Shares	2.61%
Institutional Shares	1.60%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 1.30% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.39 and $6.51, respectively.
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3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class B Shares current Fee Limit of 2.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $10.06 and $10.24, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current Fee Limit of 2.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $10.06 and $10.24, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.17 and $5.26, respectively.
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Evaluation and Approval of Advisory Contract–May 2017
federated Absolute Return fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term at its May 2017 meetings. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors
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listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) and subadviser and their advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, subadviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the
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Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that
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Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Absolute Return Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172743
CUSIP 314172735
CUSIP 314172727
CUSIP 314172453
26600 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2018
Share Class | Ticker	A | SVAAX	C | SVACX	Institutional | SVAIX	R6 | SVALX

Federated Strategic Value Dividend Fund
Fund Established 2005

A Portfolio of Federated Equity Funds
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2017 through April 30, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2018, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Consumer Staples	20.7%
Utilities	18.6%
Energy	17.9%
Telecommunication Services	17.3%
Health Care	9.9%
Real Estate	8.5%
Financials	3.4%
Industrials	1.6%
Information Technology	0.5%
Cash Equivalents[2]	0.8%
Other Assets and Liabilities—Net[3]	0.8%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2018 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—98.4%
	Consumer Staples—20.7%
9,458,041	Altria Group, Inc.	$530,690,681
1,756,225	British American Tobacco PLC	96,508,509
3,433,960	General Mills, Inc.	150,201,410
3,948,275	Imperial Brands PLC	140,982,082
1,872,600	Kimberly-Clark Corp.	193,889,004
562,625	PepsiCo, Inc.	56,791,367
6,375,903	Philip Morris International, Inc.	522,824,046
3,087,855	Procter & Gamble Co.	223,375,431
12,506,225	The Coca-Cola Co.	540,393,982
	TOTAL	2,455,656,512
	Energy—17.9%
53,519,925	BP PLC	395,424,621
3,612,999	Chevron Corp.	452,022,305
5,990,975	Exxon Mobil Corp.	465,798,306
6,008,465	Occidental Petroleum Corp.	464,214,006
5,452,375	Total S.A.	342,389,475
	TOTAL	2,119,848,713
	Financials—3.4%
1,573,875	Canadian Imperial Bank of Commerce	137,082,006
1,164,344	Muenchener Rueckversicherungs-Gesellschaft AG	266,795,590
	TOTAL	403,877,596
	Health Care—9.9%
1,345,325	AbbVie, Inc.	129,891,129
4,332,725	AstraZeneca PLC	303,767,360
20,982,123	GlaxoSmithKline PLC	421,045,226
2,053,835	Merck & Co., Inc.	120,909,267
2,605,812	Sanofi	205,683,108
	TOTAL	1,181,296,090
	Industrials—1.6%
1,651,100	United Parcel Service, Inc.	187,399,850
	Information Technology—0.5%
978,275	Paychex, Inc.	59,254,117
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Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Real Estate—8.5%
4,115,575	Crown Castle International Corp.	$415,138,050
1,215,000	Digital Realty Trust, Inc.	128,413,350
2,225,500	National Retail Properties, Inc.	84,658,020
2,482,014	Omega Healthcare Investors	64,482,724
574,825	Public Storage, Inc.	115,988,188
3,894,319	Ventas, Inc.	200,245,883
	TOTAL	1,008,926,215
	Telecommunication Services—17.3%
18,409,884	AT&T, Inc.	602,003,207
6,664,485	BCE, Inc.	282,836,394
13,206,116	Verizon Communications, Inc.	651,721,824
176,131,414	Vodafone Group PLC	512,479,552
	TOTAL	2,049,040,977
	Utilities—18.6%
873,790	American Electric Power Co., Inc.	61,147,824
5,972,695	Dominion Energy, Inc.	397,542,579
6,768,259	Duke Energy Corp.	542,543,641
35,578,509	National Grid- SP PLC	412,076,695
10,626,905	PPL Corp.	309,242,936
3,967,450	Public Service Enterprises Group, Inc.	206,902,518
5,995,143	Southern Co.	276,495,995
	TOTAL	2,205,952,188
	TOTAL COMMON STOCKS (IDENTIFIED COST $10,713,925,099)	11,671,252,258
	INVESTMENT COMPANY—0.8%
95,737,050	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.91%[1] (IDENTIFIED COST $95,723,414)	95,737,050
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $10,809,648,513)[2]	11,766,989,308
	OTHER ASSETS AND LIABILITIES - NET—0.8%[3]	97,266,275
	TOTAL NET ASSETS—100%	$11,864,255,583
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Affiliated fund holdings are investment companies which are managed by Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2017	216,486,806
Purchases/Additions	1,206,196,194
Sales/Reductions	(1,326,945,950)
Balance of Shares Held 4/30/2018	95,737,050
Value	$95,737,050
Change in Unrealized Appreciation/Depreciation	$3,218
Net Realized Gain/(Loss)	$(36,938)
Dividend Income	$1,061,331
1	7-day net yield.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of April 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$8,154,181,640	$—	$—	$8,154,181,640
International	419,918,400	3,097,152,218	—	3,517,070,618
Investment Company	95,737,050	—	—	95,737,050
TOTAL SECURITIES	$8,669,837,090	$3,097,152,218	$—	$11,766,989,308
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$6.34	$5.97	$6.06	$6.25	$5.78	$5.08
Income From Investment Operations:
Net investment income (loss)	0.10	0.21	0.18	0.18	0.30	0.18
Net realized and unrealized gain (loss)	(0.24)	0.50	0.20	0.08	0.50	0.70
TOTAL FROM INVESTMENT OPERATIONS	(0.14)	0.71	0.38	0.26	0.80	0.88
Less Distributions:
Distributions from net investment income	(0.10)	(0.21)	(0.18)	(0.18)	(0.30)	(0.18)
Distributions from net realized gain	(0.41)	(0.13)	(0.29)	(0.27)	(0.03)	(0.00)[1]
TOTAL DISTRIBUTIONS	(0.51)	(0.34)	(0.47)	(0.45)	(0.33)	(0.18)
Net Asset Value, End of Period	$5.69	$6.34	$5.97	$6.06	$6.25	$5.78
Total Return[2]	(2.55)%	12.29%	6.77%	4.45%	14.30%	17.85%
Ratios to Average Net Assets:
Net expenses	1.05%[3]	1.06%	1.05%	1.05%	1.05%	1.05%
Net investment income	3.26%[3]	3.36%	3.00%	3.07%	5.06%	3.46%
Expense waiver/reimbursement[4]	0.13%[3]	0.13%	0.14%	0.13%	0.13%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,875,969	$2,400,842	$3,300,976	$2,358,470	$2,277,514	$1,944,577
Portfolio turnover	2%	19%	21%	16%	17%	25%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$6.35	$5.98	$6.07	$6.26	$5.79	$5.08
Income From Investment Operations:
Net investment income (loss)	0.08	0.16	0.13	0.14	0.26	0.15
Net realized and unrealized gain (loss)	(0.24)	0.50	0.20	0.08	0.50	0.71
TOTAL FROM INVESTMENT OPERATIONS	(0.16)	0.66	0.33	0.22	0.76	0.86
Less Distributions:
Distributions from net investment income	(0.08)	(0.16)	(0.13)	(0.14)	(0.26)	(0.15)
Distributions from net realized gain	(0.41)	(0.13)	(0.29)	(0.27)	(0.03)	(0.00)[1]
TOTAL DISTRIBUTIONS	(0.49)	(0.29)	(0.42)	(0.41)	(0.29)	(0.15)
Net Asset Value, End of Period	$5.70	$6.35	$5.98	$6.07	$6.26	$5.79
Total Return[2]	(2.91)%	11.43%	5.97%	3.68%	13.44%	17.18%
Ratios to Average Net Assets:
Net expenses	1.80%[3]	1.81%	1.80%	1.80%	1.80%	1.80%
Net investment income	2.51%[3]	2.65%	2.25%	2.31%	4.27%	2.69%
Expense waiver/reimbursement[4]	0.13%[3]	0.12%	0.13%	0.13%	0.13%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,720,460	$1,997,389	$2,210,580	$1,592,942	$1,361,583	$1,021,307
Portfolio turnover	2%	19%	21%	16%	17%	25%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$6.37	$6.00	$6.09	$6.27	$5.80	$5.09
Income From Investment Operations:
Net investment income (loss)	0.11	0.23	0.19	0.20	0.32	0.20
Net realized and unrealized gain (loss)	(0.24)	0.50	0.20	0.09	0.50	0.71
TOTAL FROM INVESTMENT OPERATIONS	(0.13)	0.73	0.39	0.29	0.82	0.91
Less Distributions:
Distributions from net investment income	(0.11)	(0.23)	(0.19)	(0.20)	(0.32)	(0.20)
Distributions from net realized gain	(0.41)	(0.13)	(0.29)	(0.27)	(0.03)	(0.00)[1]
TOTAL DISTRIBUTIONS	(0.52)	(0.36)	(0.48)	(0.47)	(0.35)	(0.20)
Net Asset Value, End of Period	$5.72	$6.37	$6.00	$6.09	$6.27	$5.80
Total Return[2]	(2.41)%	12.51%	7.01%	4.87%	14.53%	18.30%
Ratios to Average Net Assets:
Net expenses	0.80%[3]	0.81%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.51%[3]	3.64%	3.23%	3.31%	5.29%	3.73%
Expense waiver/reimbursement[4]	0.12%[3]	0.13%	0.13%	0.13%	0.13%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,978,484	$9,293,143	$9,154,739	$5,961,135	$5,750,788	$4,902,127
Portfolio turnover	2%	19%	21%	16%	17%	25%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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8

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017	Period Ended 10/31/2016[1]
Net Asset Value, Beginning of Period	$6.37	$6.00	$6.23
Income From Investment Operations:
Net investment income (loss)	0.11	0.23	0.06
Net realized and unrealized gain (loss)	(0.24)	0.50	(0.22)
TOTAL FROM INVESTMENT OPERATIONS	(0.13)	0.73	(0.16)
Less Distributions:
Distributions from net investment income	(0.11)	(0.23)	(0.07)
Distributions from net realized gain	(0.41)	(0.13)	—
TOTAL DISTRIBUTIONS	(0.52)	(0.36)	(0.07)
Net Asset Value, End of Period	$5.72	$6.37	$6.00
Total Return[2]	(2.41)%	12.53%	(2.61)%
Ratios to Average Net Assets:
Net expenses	0.78%[3]	0.79%	0.78%[3]
Net investment income	3.50%[3]	3.73%	1.43%[3]
Expense waiver/reimbursement[4]	0.07%[3]	0.07%	0.11%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$289,342	$242,131	$19,279
Portfolio turnover	2%	19%	21%[5]
1	Reflects operations for the period from June 29, 2016 (commencement of operations) to October 31, 2016.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
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9

Statement of Assets and Liabilities
April 30, 2018 (unaudited)
Assets:
Investment in securities, at value including $95,737,050 of investment in affiliated holding (identified cost $10,809,648,513)		$11,766,989,308
Cash denominated in foreign currencies (identified cost $8,943,344)		8,902,791
Income receivable		30,914,310
Income receivable from affiliated holdings		197,539
Receivable for investments sold		60,206,997
Receivable for shares sold		29,431,883
TOTAL ASSETS		11,896,642,828
Liabilities:
Payable for shares redeemed	$27,089,566
Payable to adviser (Note 5)	222,331
Payable for administrative fees (Note 5)	26,199
Payable for transfer agent fee	2,098,616
Payable for distribution services fee (Note 5)	1,077,026
Payable for other service fees (Notes 2 and 5)	1,485,929
Accrued expenses (Note 5)	387,578
TOTAL LIABILITIES		32,387,245
Net assets for 2,077,508,607 shares outstanding		$11,864,255,583
Net Assets Consist of:
Paid-in capital		$10,736,802,272
Net unrealized appreciation		957,378,433
Accumulated net realized gain		163,384,670
Undistributed net investment income		6,690,208
TOTAL NET ASSETS		$11,864,255,583
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,875,968,870 ÷ 329,750,381 shares outstanding), no par value, unlimited shares authorized	$5.69
Offering price per share (100/94.50 of $5.69)	$6.02
Redemption proceeds per share	$5.69
Class C Shares:
Net asset value per share ($1,720,460,123 ÷ 301,910,416 shares outstanding), no par value, unlimited shares authorized	$5.70
Offering price per share	$5.70
Redemption proceeds per share (99.00/100 of $5.70)	$5.64
Institutional Shares:
Net asset value per share ($7,978,484,101 ÷ 1,395,270,527 shares outstanding), no par value, unlimited shares authorized	$5.72
Offering price per share	$5.72
Redemption proceeds per share	$5.72
Class R6 Shares:
Net asset value per share ($289,342,489 ÷ 50,577,283 shares outstanding), no par value, unlimited shares authorized	$5.72
Offering price per share	$5.72
Redemption proceeds per share	$5.72
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended April 30, 2018 (unaudited)
Investment Income:
Dividends (including $1,061,331 received from an affiliated holding, see footnotes to Portfolio of Investments, and net of foreign taxes withheld of $5,822,477)			$282,810,201
Expenses:
Investment adviser fee (Note 5)		$49,167,587
Administrative fee (Note 5)		5,254,613
Custodian fees		323,012
Transfer agent fee (Note 2)		5,516,257
Directors'/Trustees' fees (Note 5)		57,142
Auditing fees		12,387
Legal fees		4,345
Portfolio accounting fees		102,238
Distribution services fee (Note 5)		7,053,813
Other service fees (Notes 2 and 5)		5,003,151
Share registration costs		55,898
Printing and postage		234,363
Miscellaneous (Note 5)		44,156
TOTAL EXPENSES		72,828,962
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(4,442,244)
Reimbursement of other operating expenses (Notes 2 and 5)	(3,585,222)
TOTAL WAIVER AND REIMBURSEMENTS		(8,027,466)
Net expenses			64,801,496
Net investment income			218,008,705
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(36,938) of sales of investments in an affiliated holding)			166,391,166
Net realized gain on foreign currency transactions			354,034
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $3,218 of investments in an affiliated holding)			(692,911,444)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency			(50,433)
Net realized and unrealized loss on investments, foreign exchange contracts and foreign currency transactions			(526,216,677)
Change in net assets resulting from operations			$(308,207,972)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$218,008,705	$487,825,962
Net realized gain	166,745,200	879,922,853
Net change in unrealized appreciation/depreciation	(692,961,877)	267,910,179
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(308,207,972)	1,635,658,994
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(37,041,514)	(92,555,083)
Class C Shares	(25,949,370)	(56,803,180)
Institutional Shares	(165,714,757)	(334,208,411)
Class R6 Shares	(4,680,641)	(6,130,207)
Distributions from net realized gain
Class A Shares	(144,894,265)	(67,787,902)
Class C Shares	(126,601,672)	(45,946,420)
Institutional Shares	(597,140,286)	(187,291,314)
Class R6 Shares	(15,462,585)	(624,114)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,117,485,090)	(791,346,631)
Share Transactions:
Proceeds from sale of shares	1,506,920,244	3,935,670,776
Net asset value of shares issued to shareholders in payment of distributions declared	948,648,433	655,644,174
Cost of shares redeemed	(3,099,125,570)	(6,187,696,752)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(643,556,893)	(1,596,381,802)
Change in net assets	(2,069,249,955)	(752,069,439)
Net Assets:
Beginning of period	13,933,505,538	14,685,574,977
End of period (including undistributed net investment income of $6,690,208 and $22,067,785, respectively)	$11,864,255,583	$13,933,505,538
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2018 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 portfolios. The financial statements included herein are only those of Federated Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
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representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain
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16

fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $8,027,466 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended April 30, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$988,431	$(669,934)
Class C Shares	840,023	(559,789)
Institutional Shares	3,675,755	(2,355,499)
Class R6 Shares	12,048	—
TOTAL	$5,516,257	$(3,585,222)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$2,651,880
Class C Shares	2,351,271
TOTAL	$5,003,151
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage country risk and currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2018, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	23,649,426	$140,846,468	84,433,729	$513,894,434
Shares issued to shareholders in payment of distributions declared	28,575,744	172,958,939	25,496,550	151,647,341
Shares redeemed	(101,357,127)	(608,928,541)	(283,885,607)	(1,724,856,300)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(49,131,957)	$(295,123,134)	(173,955,328)	$(1,059,314,525)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	14,270,669	$85,804,631	37,442,865	$228,161,526
Shares issued to shareholders in payment of distributions declared	22,945,337	139,167,755	15,344,180	91,462,907
Shares redeemed	(50,018,227)	(297,515,104)	(107,759,419)	(663,400,007)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(12,802,221)	$(72,542,718)	(54,972,374)	$(343,775,574)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	195,335,126	$1,178,718,568	477,965,911	$2,931,999,423
Shares issued to shareholders in payment of distributions declared	101,380,165	616,635,432	67,365,988	405,841,726
Shares redeemed	(361,030,521)	(2,144,930,953)	(612,141,700)	(3,743,330,353)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(64,315,230)	$(349,576,953)	(66,809,801)	$(405,489,204)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	17,322,519	$101,550,577	42,670,031	$261,615,393
Shares issued to shareholders in payment of distributions declared	3,271,818	19,886,307	1,072,826	6,692,200
Shares redeemed	(8,032,196)	(47,750,972)	(8,941,829)	(56,110,092)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	12,562,141	$73,685,912	34,801,028	$212,197,501
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(113,687,267)	$(643,556,893)	(260,936,475)	$(1,596,381,802)
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4. FEDERAL TAX INFORMATION
At April 30, 2018, the cost of investments for federal tax purposes was $10,809,648,513. The net unrealized appreciation of investments for federal tax purposes was $957,340,795. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,180,582,782 and net unrealized depreciation from investments for those securities having an excess of cost over value of $223,241,987.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the Adviser voluntarily waived $4,387,170 of its fee and reimbursed $3,585,222 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2018, the Adviser reimbursed $55,074.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$7,053,813
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2018, FSC retained $527,570 of fees paid by the Fund. For the six months ended April 30, 2018, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2018, FSC retained $176,494 in sales charges from the sale of Class A Shares. FSC also retained $40,349 and $80,784 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2018, FSSC received $15,624 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.05%, 1.80%, 0.80% and 0.78% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2019 ; or (b) the date of the
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Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2018, were as follows:
Purchases	$244,510,023
Sales	$1,753,839,768
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2018, the Fund had no outstanding loans. During the six months ended April 30, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2018, there were no outstanding loans. During the six months ended April 30, 2018, the program was not utilized.
9. Subsequent Event
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$974.50	$5.14
Class C Shares	$1,000	$970.90	$8.80
Institutional Shares	$1,000	$975.90	$3.92
Class R6 Shares	$1,000	$975.90	$3.82
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.60	$5.26
Class C Shares	$1,000	$1,015.90	$9.00
Institutional Shares	$1,000	$1,020.80	$4.01
Class R6 Shares	$1,000	$1,020.90	$3.91
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.05%
Class C Shares	1.80%
Institutional Shares	0.80%
Class R6 Shares	0.78%
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Evaluation and Approval of Advisory Contract–May 2017
Federated Strategic Value dividend fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered relevant by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
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For the periods covered by the Evaluation, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172586
CUSIP 314172578
CUSIP 314172560
CUSIP 31421N881
32939 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2018
Share Class | Ticker	A | GVDSX	C | GVDCX	Institutional | GVDIX	R6 | GVDLX

Federated Global Strategic Value Dividend Fund
Fund Established 2017

A Portfolio of Federated Equity Funds
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2017 through April 30, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2018, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Consumer Staples	18.6%
Utilities	18.0%
Telecommunication Services	17.1%
Energy	15.9%
Financials	13.3%
Health Care	12.8%
Industrials	3.9%
Real Estate	3.4%
Materials	0.9%
Cash Equivalents[2]	1.1%
Other Assets and Liabilities—Net[3]	(5.0)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2018 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—103.9%
	Australia—2.3%
1,560	Amcor Ltd.	$16,141
1,405	Sonic Healthcare Ltd.	25,003
	TOTAL	41,144
	Canada—14.3%
340	Bank of Montreal	25,862
885	BCE, Inc.	37,617
569	Canadian Imperial Bank of Commerce	49,636
565	Emera, Inc.	17,625
989	Enbridge, Inc.	30,003
680	Fortis, Inc.	22,862
685	Telus Corp.	24,553
1,050	TransCanada Corp.	44,590
	TOTAL	252,748
	France—8.2%
700	Sanofi	55,280
1,045	Scor SA	42,429
760	TOTAL SA	47,749
	TOTAL	145,458
	Germany—2.7%
210	Muenchener Rueckversicherungs-Gesellschaft AG	48,143
	Japan—2.4%
600	Japan Tobacco, Inc.	16,096
1,000	NTT DOCOMO, Inc.	25,894
	TOTAL	41,990
	Singapore—1.4%
9,290	Singapore Telecom Ltd.	24,725
	Spain—1.0%
850	Red Electrica Corp. SA	17,701
	Sweden—1.4%
2,675	Skandinaviska Enskilda Banken AB, Class A	25,202
	Switzerland—3.5%
80	Roche Holding AG	17,769
140	Zurich Insurance Group AG	44,708
	TOTAL	62,477
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Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United Kingdom—23.2%
780	AstraZeneca PLC	$54,712
4,280	BAE Systems PLC	35,934
6,140	BP PLC	45,386
525	British American Tobacco PLC	28,863
2,910	GlaxoSmithKline PLC	58,422
1,105	Imperial Brands PLC	39,475
3,209	National Grid PLC	37,187
1,290	SSE PLC	24,493
620	Unilever PLC	34,760
17,690	Vodafone Group PLC	51,496
	TOTAL	410,728
	United States—43.5%
158	AbbVie, Inc.	15,255
760	Altria Group, Inc.	42,644
350	American Electric Power Co., Inc.	24,493
1,994	AT&T, Inc.	65,204
275	Chevron Corp.	34,405
790	Coca-Cola Co.	34,136
430	Crown Castle International Corp.	43,374
160	Digital Realty Trust, Inc.	16,910
765	Dominion Resources, Inc.	50,918
675	Duke Energy Corp.	54,108
290	Exxon Mobil Corp.	22,548
741	General Mills, Inc.	32,411
175	Kimberly-Clark Corp.	18,120
750	Occidental Petroleum Corp.	57,945
180	PepsiCo, Inc.	18,169
610	Philip Morris International, Inc.	50,020
1,045	PPL Corp.	30,410
200	Procter & Gamble Co.	14,468
770	Public Service Enterprises Group, Inc.	40,155
295	United Parcel Service, Inc., Class B	33,482
1,475	Verizon Communications, Inc.	72,791
	TOTAL	771,966
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,870,886)	$1,842,282
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3

Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—1.1%
19,655	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.91%[1] (IDENTIFIED COST $19,653)	$19,655
	TOTAL INVESTMENT IN SECURITIES—105.0% (IDENTIFIED COST $1,890,539)[2]	1,861,937
	OTHER ASSETS AND LIABILITIES - NET—(5.0)%[3]	(88,040)
	TOTAL NET ASSETS—100%	$1,773,897
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holding during the period ended April 30, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2017	46,137
Purchases/Additions	402,639
Sales/Reductions	(429,121)
Balance of Shares Held 4/30/2018	19,655
Value	$19,655
Change in unrealized Appreciation/Depreciation	$2
Net Realized Gain/(Loss)	$(4)
Dividend Income	$186
1	7-day net yield.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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4

The following is a summary of the inputs used, as of April 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$771,967	$—	$—	$771,967
International	252,748	817,567	—	1,070,315
Investment Company	19,655	—	—	19,655
TOTAL SECURITIES	$1,044,370	$817,567	$—	$1,861,937
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Period Ended 10/31/2017[1]
Net Asset Value, Beginning of Period	$5.37	$5.00
Income From Investment Operations:
Net investment income (loss)	0.11	0.13[2]
Net realized and unrealized gain (loss)	(0.22)	0.35
TOTAL FROM INVESTMENT OPERATIONS	(0.11)	0.48
Less Distributions:
Distributions from net investment income	(0.11)	(0.11)
Distributions from net realized gain	(0.09)	—
TOTAL DISTRIBUTIONS	(0.20)	(0.11)
Net Asset Value, End of Period	$5.06	$5.37
Total Return[3]	(2.30)%	9.73%
Ratios to Average Net Assets:
Net expenses	1.11%[4]	1.10%[4]
Net investment income	4.19%[4]	3.22%[4]
Expense waiver/reimbursement[5]	14.61%[4]	19.52%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$312	$137
Portfolio turnover	9%	23%
1	Reflects operations for the period from January 30, 2017 (date of initial investment) to October 31, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Period Ended 10/31/2017[1]
Net Asset Value, Beginning of Period	$5.37	$5.00
Income From Investment Operations:
Net investment income (loss)	0.09	0.10[2]
Net realized and unrealized gain (loss)	(0.22)	0.37
TOTAL FROM INVESTMENT OPERATIONS	(0.13)	0.47
Less Distributions:
Distributions from net investment income	(0.09)	(0.10)
Distributions from net realized gain	(0.09)	—
TOTAL DISTRIBUTIONS	(0.18)	(0.10)
Net Asset Value, End of Period	$5.06	$5.37
Total Return[3]	(2.64)%	9.36%
Ratios to Average Net Assets:
Net expenses	1.86%[4]	1.85%[4]
Net investment income	3.34%[4]	2.47%[4]
Expense waiver/reimbursement[5]	14.62%[4]	18.50%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$245	$133
Portfolio turnover	9%	23%
1	Reflects operations for the period from January 30, 2017 (date of initial investment) to October 31, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Period Ended 10/31/2017[1]
Net Asset Value, Beginning of Period	$5.37	$5.00
Income From Investment Operations:
Net investment income (loss)	0.11	0.13[2]
Net realized and unrealized gain (loss)	(0.22)	0.36
TOTAL FROM INVESTMENT OPERATIONS	(0.11)	0.49
Less Distributions:
Distributions from net investment income	(0.11)	(0.12)
Distributions from net realized gain	(0.09)	—
TOTAL DISTRIBUTIONS	(0.20)	(0.12)
Net Asset Value, End of Period	$5.06	$5.37
Total Return[3]	(2.19)%	9.90%
Ratios to Average Net Assets:
Net expenses	0.86%[4]	0.85%[4]
Net investment income	4.30%[4]	3.20%[4]
Expense waiver/reimbursement[5]	14.83%[4]	18.08%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$142	$139
Portfolio turnover	9%	23%
1	Reflects operations for the period from January 30, 2017 (date of initial investment) to October 31, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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8

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Period Ended 10/31/2017[1]
Net Asset Value, Beginning of Period	$5.37	$5.00
Income From Investment Operations:
Net investment income (loss)	0.11	0.15[2]
Net realized and unrealized gain (loss)	(0.22)	0.34
TOTAL FROM INVESTMENT OPERATIONS	(0.11)	0.49
Less Distributions:
Distributions from net investment income	(0.11)	(0.12)
Distributions from net realized gain	(0.09)	—
TOTAL DISTRIBUTIONS	(0.20)	(0.12)
Net Asset Value, End of Period	$5.06	$5.37
Total Return[3]	(2.18)%	9.90%
Ratios to Average Net Assets:
Net expenses	0.85%[4]	0.84%[4]
Net investment income	4.29%[4]	3.82%[4]
Expense waiver/reimbursement[5]	14.82%[4]	22.67%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,075	$1,099
Portfolio turnover	9%	23%
1	Reflects operations for the period from January 30, 2017 (date of initial investment) to October 31, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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9

Statement of Assets and Liabilities
April 30, 2018 (unaudited)
Assets:
Investment in securities, at value including $19,655 of investment in an affiliated holding (identified cost $1,890,539)		$1,861,937
Cash denominated in foreign currencies (identified cost $2,526)		2,526
Receivable for shares sold		20,000
Income receivable		7,748
Prepaid expenses		5,539
Receivable for investments sold		931
TOTAL ASSETS		1,898,681
Liabilities:
Payable for investments purchased	$935
Payable for portfolio accounting fees	67,774
Payable to adviser (Note 5)	40,239
Payable for auditing fees	15,323
Payable for other service fees (Notes 2 and 5)	241
Payable for distribution services fee (Note 5)	156
Payable for administrative fee (Note 5)	116
TOTAL LIABILITIES		124,784
Net assets for 350,556 shares outstanding		$1,773,897
Net Assets Consists of:
Paid-in capital		$1,805,248
Net unrealized depreciation		(28,638)
Accumulated net realized loss		(4,367)
Undistributed net investment income		1,654
TOTAL NET ASSETS		$1,773,897
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($311,937 ÷ 61,649 shares outstanding) no par value, unlimited shares authorized	$5.06
Offering price per share (100/94.50 of $5.06)	$5.35
Redemption proceeds per share	$5.06
Class C Shares:
Net asset value per share ($244,598 ÷ 48,335 shares outstanding) no par value, unlimited shares authorized	$5.06
Offering price per share	$5.06
Redemption proceeds per share (99.00/100 of $5.06)	$5.01
Institutional Shares:
Net asset value per share ($142,233 ÷ 28,103 shares outstanding) no par value, unlimited shares authorized	$5.06
Offering price per share	$5.06
Redemption proceeds per share	$5.06
Class R6 Shares:
Net asset value per share ($1,075,129 ÷ 212,469 shares outstanding) no par value, unlimited shares authorized	$5.06
Offering price per share	$5.06
Redemption proceeds per share	$5.06
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended April 30, 2018 (unaudited)
Investment Income:
Dividends (including $186 received from an affiliated holding, see footnotes to Portfolio of Investments, and net of foreign tax withheld of $3,468)			$44,328
Expenses:
Investment adviser fee (Note 5)		$6,433
Administrative fee (Note 5)		687
Custodian fees		5,735
Transfer agent fees (Note 2)		3,854
Directors'/Trustees' fees (Note 5)		192
Auditing fees		15,323
Legal fees		4,559
Distribution services fee (Note 5)		886
Other service fees (Notes 2 and 5)		598
Portfolio accounting fees		52,905
Share registration costs		33,121
Printing and postage		8,036
Miscellaneous (Note 5)		3,066
TOTAL EXPENSES		135,395
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(6,433)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(120,190)
TOTAL WAIVERS AND REIMBURSEMENTS		(126,623)
Net expenses			8,772
Net investment income			35,556
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments (including realized loss of $(4) on sales of investments in an affiliated holding) and foreign currency transactions			(4,367)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $2 of investments in an affiliated holding)			(77,169)
Net realized and unrealized loss on investments and foreign currency transactions			(81,536)
Change in net assets resulting from operations			$(45,980)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2018	Period Ended 10/31/2017[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$35,556	$35,523
Net realized gain (loss)	(4,367)	23,798
Net change in unrealized appreciation/depreciation	(77,169)	48,531
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(45,980)	107,852
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,529)	(1,878)
Class C Shares	(4,216)	(1,272)
Institutional Shares	(3,048)	(1,499)
Class R6 Shares	(23,751)	(24,769)
Distributions from net realized gain
Class A Shares	(3,900)	—
Class C Shares	(3,568)	—
Institutional Shares	(2,222)	—
Class R6 Shares	(17,571)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(63,805)	(29,418)
Share Transactions:
Proceeds from sale of shares	397,161	1,402,755
Net asset value of shares issued to shareholders in payment of distributions declared	35,605	28,660
Cost of shares redeemed	(57,481)	(1,452)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	375,285	1,429,963
Change in net assets	265,500	1,508,397
Net Assets:
Beginning of period	1,508,397	—
End of period (including undistributed net investment income of $1,654 and $2,642, respectively)	$1,773,897	$1,508,397
1	Reflects operations for the period from January 30, 2017 (date of initial investment) to October 31, 2017.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2018 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 portfolios. The financial statements included herein are only those of Federated Global Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation. The Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares commenced operations on January 30, 2017.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
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representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets,
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16

except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $126,623 is disclosed in various locations in this Note 2 and Note 5. For the six months ended April 30, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$575	$(29)
Class C Shares	546	(22)
Institutional Shares	324	(11)
Class R6 Shares	2,409	—
TOTAL	$3,854	$(62)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For six months ended April 30, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$303
Class C Shares	295
TOTAL	$598
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2018, the tax year 2017 remains subject to examination by the Fund's major tax jurisdictions which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2018, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2018		Period Ended 10/31/2017[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	35,365	$188,057	25,287	$133,592
Shares issued to shareholders in payment of distributions declared	1,060	5,527	352	1,876
Shares redeemed	(329)	(1,725)	(86)	(458)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	36,096	$191,859	25,553	$135,010

	Six Months Ended 4/30/2018		Period Ended 10/31/2017[1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	31,524	$172,215	24,807	$131,795
Shares issued to shareholders in payment of distributions declared	630	3,284	97	521
Shares redeemed	(8,538)	(44,446)	(185)	(994)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	23,616	$131,053	24,719	$131,322

	Six Months Ended 4/30/2018		Period Ended 10/31/2017[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,765	$19,320	25,602	$137,268
Shares issued to shareholders in payment of distributions declared	583	3,045	280	1,497
Shares redeemed	(2,127)	(11,310)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,221	$11,055	25,882	$138,765

	Six Months Ended 4/30/2018		Period Ended 10/31/2017[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	3,254	$17,569	200,020	$1,000,100
Shares issued to shareholders in payment of distributions declared	4,540	23,749	4,655	24,766
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	7,794	$41,318	204,675	$1,024,866
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	69,727	$375,285	280,829	$1,429,963
1	Reflects operations for the period from January 30, 2017 (date of initial investment) to October 31, 2017.
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4. FEDERAL TAX INFORMATION
At April 30, 2018, the cost of investments for federal tax purposes was $1,890,539. The net unrealized depreciation of investments for federal tax purposes was $28,602. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $92,268 and net unrealized depreciation from investments for those securities having an excess of cost over value of $120,870.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2018, the Adviser voluntarily waived $6,422 of its fee and voluntarily reimbursed $62 of transfer agent fees and $120,128 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2018, the Adviser reimbursed $11.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$886
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2018, FSC retained $722 of fees paid by the Fund. For the six months ended April 30, 2018, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2018, FSC did not retain any sales charges from the sale of Class A Shares. For the six months ended April 30, 2018, FSC retained $422 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2018, FSSC received $134 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.10%, 1.85%, 0.85% and 0.84% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2019; or (b) the date of the
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Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of April 30, 2018, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2018, were as follows:
Purchases	$503,203
Sales	$165,537
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2018, there were no outstanding loans. During the six months ended April 30, 2018, the program was not utilized.
9. SUBSEQUENT EVENT
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$977.00	$5.44
Class C Shares	$1,000	$973.60	$9.10
Institutional Shares	$1,000	$978.10	$4.22
Class R6 Shares	$1,000	$978.20	$4.17
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.29	$5.56
Class C Shares	$1,000	$1,015.57	$9.30
Institutional Shares	$1,000	$1,020.53	$4.31
Class R6 Shares	$1,000	$1,020.58	$4.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.11%
Class C Shares	1.86%
Institutional Shares	0.86%
Class R6 Shares	0.85%
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Evaluation and Approval of Advisory Contract–May 2017
FEDERATED GLOBAL STRATEGIC VALUE DIVIDEND FUND (THE “FUND”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract reflects the exercise of its business judgment after consideration of all of the information received. The Board primarily considered whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously requested by the Board and provided by, Federated Investors, Inc. and its affiliates (“Federated”), and based on Federated's recommendation to go forward with the Fund.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The
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Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel.
Since the inception of the Fund, the Board received detailed information about the Fund and Federated that is in addition to the materials that comprise and accompany the Senior Officer's Evaluation given to the Board in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board occurring since the Fund's inception, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract initially occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose.
The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for
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exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, and total expense ratios relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund will compete.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer also has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Board recognizes that the factors mentioned above (relating to such matters as Fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints. or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many of the shareholders that have invested in the Fund since its inception may have done so on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that, Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Global Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421N865
CUSIP 31421N857
CUSIP 31421N840
CUSIP 31421N832
Q453255 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 25, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 25, 2018